                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT
O C T O B E R 3 1 , 2 0 1 2 ( u n a u d i t e d )

MARKET VECTORS
MUNICIPAL INCOME ETFs

CEF Municipal Income ETF	XMPT

High-Yield Municipal Index ETF	HYD

Intermediate Municipal Index ETF	ITM

Long Municipal Index ETF	MLN

Pre-Refunded Municipal Index ETF	PRB®

Short Municipal Index ETF	SMB

MARKET VECTORS MUNICIPAL INCOME ETFs

Dear Shareholder:

We are pleased to present this semi-annual report for the municipal income exchange-traded funds of the Market Vectors ETF Trust for the six months ended October 31, 2012.

During this period, bond exchange-traded funds (ETFs) continued to benefit from low interest rates and investors’ appetite for yield. According to the Investment Company Institute, 205 bond ETFs were traded on U.S. exchanges as of October, and they held $238.7 billion in total assets. The number of bond ETFs increased by 25.0% year-over-year and their assets grew by 37.0%. Bond ETFs now account for 17.2% of total ETFs and 18.8% of total ETF assets.1

In total, including equity ETFs, Market Vectors has grown into the fifth largest ETF family in the U.S. based on assets, with $28.0 billion invested in 50 funds.2

Two municipal bond ETFs that have seen substantial investor interest over the past six-month period and throughout 2012:

•	HYD offers investors targeted exposure to the highest yielding securities in municipal bond market. As of the end of October, the fund’s assets had grown by 171% since the beginning of 2012.

•	ITM is designed to replicate an index of medium-duration bonds with a nominal maturity of 6-17 years. As of the end of October, the fund’s assets had grown by 83% since the beginning of 2012.

Market Review
During this period, investors continued to search for yield, and net inflows stayed strong in virtually all segments of the bond fund market, especially tax-exempt municipals. Once again, a major driver was action taken by the Federal Reserve Bank (the “Fed”) to maintain exceptionally low interest rates, while also adding to the mountainous pile of securities it is buying.

On September 13, Fed Chairman Ben Bernanke announced a third round of aggressive bond buying (quantitative easing (QE 3)), while also promising to maintain low short-term rates through 2015. The Fed will buy $40 billion of mortgage-backed securities per month until it believes U.S. economic conditions have improved. When QE3 is combined with ongoing interest reinvestment on Fed holdings and the “Operation Twist” maturity extension program, the Fed’s bond-buying demand will total $85 billion per month through the end of 2012.

Although the Fed’s actions did not greatly exceed analysts’ expectations, the combination of the 2015 low-rate extension and a bottomless well of bond buying is expected to sustain investors demand for most types of debt instruments. By explicitly linking the duration of QE3 to the outlook for labor market improvement, the Fed made a more open-ended commitment than in its predecessor programs.

Throughout 2012, strong investor demand for tax-exempt bonds and moderate new issuance has worked in tandem with Fed easing to drive municipal yields lower. In October, the yield-to-worst on the Barclays Municipal Bond Index fell to 2.16%, its lowest level in ten years. However, this was still above Treasury yields, which also continued on a downward slope. As of October 31, the ratio of 10-year municipal investment grade general obligation (GO) yields to Treasuries was at 104.0%.3

Yield-to-Worst measures the lowest of either yield-to-maturity or yield-to-call date on every possible call date.

MARKET VECTORS MUNICIPAL INCOME ETFs

Market Fundamentals Push Yields to Lowest Level in Ten Years

Source: FactSet. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

During the 2012 election season, political debates over federal income tax rates helped to remind high-income investors of municipal bonds’ tax benefits. For example:

•

As of October 23, 2012, 10-year U.S. Treasuries were yielding 1.76%, compared to 2.16% for the Barclays Municipal Index. For an investor in today’s top federal bracket (35%), the municipal index produces a taxable equivalent yield (TEY) of 3.32%. However, if the “Bush tax cuts” expire for this investor, as President Obama vowed to accomplish during the election, the top federal rate would go to 39.6% and TEY would rise to 3.58%.

•

Under existing law, a new Unearned Income Medicare Contributions Tax (UIMCT) will take effect on January 1, 2013. This 3.8% surtax on unearned income will apply on net investment income in excess of modified adjusted gross incomes of $200,000 for single filers or $250,000 for joint filers. Since municipal bond interest is excluded from the UIMCT calculation (while Treasury interest is included), TEY calculators will change for high-income taxpayers. In the above example, the TEY for a taxpayer subject to UIMCT would increase from 3.58% to 3.82%.[4]

The flipside of these tax benefits is their potential vulnerability to tax reform proposals to increase federal revenues. In October, the nonpartisan Congressional Committee on Taxation included in its revenue-raising analysis a repeal of the interest exclusion on municipal bonds issued after December 31, 2012. Coincidentally, this report came only a few days before Hurricane Sandy devastated the Northeast corridor of the U.S., potentially adding billions of dollars of clean-up and infrastructure repair costs to municipal budgets. Any actions taken in Washington to limit or cap municipal interest tax-exemption would greatly increase municipalities’ cost of financing, at a tenuous time.

In 2011, Harrisburg, PA, was the only municipal general obligation (GO) issuer to default, among 9,700 issues rated by Moody’s.5 In 2012, three California communities–San Bernardino, Stockton and Mammoth Lakes–filed for bankruptcy in late June and early July. A month later, Moody’s indicated that it would review the ratings of 93 community development districts in California due to concerns over rising credit risks. Then, in October, Moody’s clarified that its primary focus was just on 30 California cities that are candidates for downgrades.

Yield-to-Worst is generally defined as being the lowest yield that a buyer can expect to receive.

While these developments are meaningful, they overshadow a more important storyline in the $3.7 trillion municipal securities market, where the SEC recently reported that 75% of assets are held by individual “retail” investors.6 As the U.S. economy has continued its steady recovery in 2012, municipal bond credit ratings have stabilized overall. Since the onset of the financial crisis in 2008, despite loud and dire warnings about municipalities’ solvency, defaults in this market have trended to and likely below long-term historic averages in number or dollar amounts. Now, the market’s overall credit health appears to be gradually improving almost everywhere, even in most parts of California, due to the steady recovery of the U.S. economy and state/local tax revenues.

Today’s municipal market is characterized by healthy inflows balanced against new bond issuance, which only recently has accelerated and approached the normal historic pattern. Recently, we have seen municipals attracting more institutional demand, in addition to the always–dependable retail investors. Re-investable cash–in the form of called bonds, reinvested coupons and maturing bonds–has propelled muni performance through the third quarter and should continue to drive demand into 2013.

Along the full spectrum of market participants, ranging from professional analysts to the investing public, we are seeing a general awareness that municipal credit quality has been strong enough to survive a big downturn in the U.S. economy and then rebound impressively, without series credit impairments or widespread defaults. This experience has added strength to the market and made it worthy of inclusion as an asset class in millions of portfolios.

Interested in receiving a weekly blog on the municipal bond market? Call 888.MKT.VCTR to receive a complimentary subscription to Muni Nation, written Jim Colby, portfolio manager and senior municipal strategist.

On the following pages, you will find the performance record of each of the funds for the six-month period ended October 31, 2012. You will also find their financial statements and portfolio information. We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

December 4, 2012

MARKET VECTORS MUNICIPAL INCOME ETFs

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Exchange-Traded Fund Data, September 2012, Investment Company Institute: http://www.ici.org/research/stats/etf/etfs_09_12
[2]	ETF League Table as of 11/26/12: http://www.indexuniverse.com/sections/news/15251-etf-league-table-as-of-nov-26-2012.html?utm_source=newsletter&utm_medium=email&utm_campaign=DailyEmailBlast
[3]	SIFMA Municipal Bond Credit Report Third Quarter 2012: www.sifma.org/WorkArea/DownloadAsset.aspx?id=17179869197
[4]

Tax Equivalent Yield (TEY) represents the yield a taxable bond would have to earn in order to match – after taxes –the yield available on a tax-exempt municipal bond and is calculated as follows: Tax Equivalent Yield = Tax Free Municipal Bond Yield/(1 -Tax Rate).

[5]	Bloomberg, 3/7/12: http://www.bloomberg.com/news/2012-03-07/u-s-municipal-bond-defaults-rose-in-past-two-years-moody-s-report-says.html
[6]	SEC Recommends Improvements to Help Investors in Municipal Securities Market 7/31/12: http://www.sec.gov/news/press/2012/2012-147.htm
[7]

Yield to Worst is generally defined as being the lowest yield that a buyer can expect to receive. Figures based on yield to worst of The Barclays Municipal Bond Index. Indexes are unmanaged and are not securities in which an investment can be made.

CEF MUNICIPAL INCOME ETF (XMPT)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	CEFMXTR[2]

Six Months	8.48%	8.77%	8.95%

One Year	20.90%	21.04%	21.57%

Life* (annualized)	19.57%	19.39%	19.85%

Life* (cumulative)	26.24%	26.00%	26.69%

*since 7/12/11

Commencement date for the Market Vectors CEF Municipal Income ETF was 7/12/11.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/12/11) to the first day of secondary market trading in shares of the Fund (7/13/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Gross Expense Ratio 1.32% / Net Expense Ratio 0.40%
Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is composed of shares of municipal closed-end funds listed in the United States that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.

S-Network Municipal Bond Closed-End Fund IndexSM is calculated and maintained by S-Network Global Indexes, LLC. S-Network does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

HIGH-YIELD MUNICIPAL INDEX ETF (HYD)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	LMEHTR[2]

Six Months	6.98%	7.07%	6.91%

One Year	16.94%	17.72%	16.41%

Life* (annualized)	13.94%	13.89%	14.69%

Life* (cumulative)	62.86%	62.56%	66.95%

*since 2/4/09

Commencement date for the Market Vectors High-Yield Municipal Index ETF was 2/4/09.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.35%
The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Barclays Municipal Custom High Yield Composite Index (LMEHTR) is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20–$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Funds or security.

INTERMEDIATE MUNICIPAL INDEX ETF (ITM)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	LMT2TR2

Six Months	3.33%	3.34%	3.64%

One Year	9.84%	9.81%	10.41%

Life* (annualized)	6.21%	6.18%	7.01%

Life* (cumulative)	34.42%	34.24%	39.47%

*since 12/4/07

Commencement date for the Market Vectors Intermediate Municipal Index ETF was 12/4/07.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%
The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

LONG MUNICIPAL INDEX ETF (MLN)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	LMT3TR2

Six Months	5.36%	5.37%	5.47%

One Year	13.79%	13.38%	13.89%

Life* (annualized)	4.93%	4.88%	6.62%

Life* (cumulative)	26.14%	25.86%	36.29%

*since 1/2/08

Commencement date for the Market Vectors Long Municipal Index ETF was 1/2/08.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%
The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

PRE-REFUNDED MUNICIPAL INDEX ETF (PRB)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	LMPETR[2]

Six Months	1.60%	1.24%	0.66%

One Year	3.68%	3.02%	2.17%

Life* (annualized)	2.20%	2.18%	2.34%

Life* (cumulative)	8.49%	8.40%	9.04%

*since 2/2/09

Commencement date for the Market Vectors Pre-Refunded Municipal Index ETF was 2/2/09.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.24%
The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Barclays Municipal Pre-Refunded–Treasury-Escrowed Index (LMPETR) is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1–30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

SHORT MUNICIPAL INDEX ETF (SMB)

PERFORMANCE COMPARISON
October 31, 2012 (unaudited)

Total Return	Share Price[1]	NAV	LMT1TR2

Six Months	1.07%	1.18%	1.33%

One Year	3.20%	3.32%	3.97%

Life* (annualized)	3.90%	3.86%	4.42%

Life* (cumulative)	19.68%	19.43%	22.51%

*since 2/22/08

Commencement date for the Market Vectors Short Municipal Index ETF was 2/22/08.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting marketvectorsetfs.com.

Annual Fund Operating Expenses 0.20%
The Investment Management Agreement between Market Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Barclays Inc. does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2012 to October 31, 2012.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2012	Ending Account Value October 31, 2012	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2012- October 31, 2012

CEF Municipal Income ETF
Actual	$1,000.00	$1,087.70	0.40%	$2.10
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04

High-Yield Municipal Index ETF
Actual	$1,000.00	$1,070.70	0.35%	$1.83
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79

Intermediate Municipal Index ETF
Actual	$1,000.00	$1,033.40	0.24%	$1.23
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22

Long Municipal Index ETF
Actual	$1,000.00	$1,053.70	0.24%	$1.24
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22

Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,012.40	0.24%	$1.22
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22

Short Municipal Index ETF
Actual	$1,000.00	$1,011.80	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2012) multiplied by the average account value over the period, multiplied by 184 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 99.8%
8,823	Alliance Bernstein National Municipal Income Fund, Inc.	$142,580
5,383	BlackRock Investment Quality Municipal Trust, Inc.	92,103
4,323	BlackRock Long-Term Municipal Advantage Trust	56,458
14,935	BlackRock Muni Intermediate Duration Fund, Inc.	261,362
16,030	BlackRock MuniAssets Fund, Inc.	225,702
5,030	BlackRock Municipal 2018 Term Trust	86,818
8,077	BlackRock Municipal 2020 Term Trust	135,774
3,342	BlackRock Municipal Bond Trust	59,053
8,482	BlackRock Municipal Income Quality Trust	139,529
14,015	BlackRock Municipal Income Trust	229,005
7,416	BlackRock Municipal Income Trust II	127,926
12,676	BlackRock MuniEnhanced Fund, Inc.	159,844
4,425	BlackRock MuniHoldings Fund II, Inc.	78,323
4,408	BlackRock MuniHoldings Fund, Inc.	85,163
15,216	BlackRock MuniHoldings Investment Quality Fund	258,368
8,913	BlackRock MuniHoldings Quality Fund II, Inc.	136,815
5,168	BlackRock MuniHoldings Quality Fund, Inc.	86,667
5,646	BlackRock MuniVest Fund II, Inc.	102,531
19,610	BlackRock MuniVest Fund, Inc.	221,593
14,645	BlackRock MuniYield Fund, Inc.	248,819
5,397	BlackRock MuniYield Investment Fund	92,613
8,930	BlackRock MuniYield Quality Fund II, Inc.	134,843
26,748	BlackRock MuniYield Quality Fund III, Inc.	426,631
9,654	BlackRock MuniYield Quality Fund, Inc.	171,938
6,416	Dreyfus Municipal Income, Inc.	72,372
14,882	Dreyfus Strategic Municipal Bond Fund, Inc.	141,825
19,007	Dreyfus Strategic Municipals, Inc.	187,979
10,591	DWS Municipal Income Trust	156,323
27,315	Eaton Vance Municipal Bond Fund	395,248
8,556	Invesco Municipal Income Opportunities Trust	64,427
19,842	Invesco Quality Municipal Income Trust	286,717
15,977	Invesco Value Municipal Income Trust	259,946
13,617	Invesco Van Kampen Advantage Municipal Income Trust II	187,915
17,580	Invesco Van Kampen Municipal Opportunity Trust	267,040
12,394	Invesco Van Kampen Municipal Trust	183,555
16,959	Invesco Van Kampen Trust for Investment Grade Municipals	268,800
8,569	MFS High Income Municipal Trust	49,186
11,158	MFS Municipal Income Trust	87,144
5,820	Neuberger Berman Intermediate Municipal Fund, Inc.	96,030
9,712	Nuveen AMT-Free Municipal Income Fund	153,450
5,073	Nuveen AMT-Free Municipal Value Fund	94,662
17,660	Nuveen Dividend Advantage Municipal Fund	278,322
13,213	Nuveen Dividend Advantage Municipal Fund 2	206,519
14,727	Nuveen Dividend Advantage Municipal Income Fund	232,981
47,495	Nuveen Insured Municipal Opportunity Fund, Inc.	737,597
17,391	Nuveen Insured Quality Municipal Fund, Inc.	269,387
14,295	Nuveen Investment Quality Municipal Fund, Inc.	237,869
19,732	Nuveen Municipal Advantage Fund	309,200
9,064	Nuveen Municipal High Income Opportunity Fund	129,162
7,192	Nuveen Municipal High Income Opportunity Fund 2	94,287
20,769	Nuveen Municipal Market Opportunity Fund, Inc.	309,873
80,805	Nuveen Municipal Value Fund	837,948
26,679	Nuveen Performance Plus Municipal Fund	438,603
8,077	Nuveen Premier Insured Municipal Income Fund, Inc.	127,213
9,011	Nuveen Premier Municipal Income Fund, Inc.	139,310
32,101	Nuveen Premium Income Municipal Fund 2, Inc.	499,492
17,306	Nuveen Premium Income Municipal Fund 4, Inc.	250,591
28,515	Nuveen Premium Income Municipal Fund, Inc.	443,693
16,585	Nuveen Premium Income Municipal Opportunity Fund 2	247,116
24,187	Nuveen Quality Income Municipal Fund, Inc.	382,396
13,905	Nuveen Select Quality Municipal Fund	228,042
5,120	Nuveen Select Tax Free	82,381
5,607	Nuveen Select Tax Free 2	80,236
4,127	Nuveen Select Tax Free 3	63,143
5,407	PIMCO Municipal Income Fund	88,783
16,828	PIMCO Municipal Income Fund II	223,308
7,056	PIMCO Municipal Income Fund III	91,305
5,079	Pioneer Municipal High Income Advantage Trust	81,010
5,994	Pioneer Municipal High Income Trust	95,964
18,469	Putnam Managed Municipal Income Trust	154,586
19,310	Putnam Municipal Opportunities Trust	259,333
13,190	Western Asset Managed Municipals Fund, Inc.	194,421
3,883	Western Asset Municipal Defined Opportunity Trust, Inc.	95,483
6,556	Western Asset Municipal High Income Fund, Inc.	55,529

Total Closed-End Funds (Cost: $13,953,486)		14,678,160

MONEY MARKET FUND: 0.2% (Cost: $35,296)
35,296	Dreyfus Government Cash Management Fund	35,296

Total Investments: 100.0% (Cost: $13,988,782)		14,713,456
Liabilities in excess of other assets: (0.0)%		(4,598)

NET ASSETS: 100.0%		$14,708,858

See Notes to Financial Statements

Summary of Investments by Sector (unaudited)	% of Investments	Value

Financial	99.8%	$14,678,160
Money Market Fund	0.2	35,296

	100.0%	$14,713,456

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Closed-End Funds	$14,678,160	$—	$—	$14,678,160
Money Market Fund	35,296	—	—	35,296

Total	$14,713,456	$—	$—	$14,713,456

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.0%
Alabama: 0.9%
$5,795,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 12/03/12 (c)	$5,794,536
2,500,000	Colbert County, Alabama Health Care Authority (RB) 5.75%, 06/01/13 (c)	2,456,375

		8,250,911

Arizona: 1.7%
2,775,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB) 5.00%, 02/01/22 (c)	2,974,134
5,860,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 10/01/16 (c)	5,850,683
2,000,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.20%, 10/01/16 (c)	1,840,340
1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 07/01/17 (c)	1,003,990
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,527,470
1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,085,670
1,500,000	Tucson, Arizona University Medical Center Corp., Hospital Revenue (RB) 5.00%, 07/01/15 (c)	1,532,430

		15,814,717

California: 9.3%
1,000,000	California Municipal Finance Authority Revenue, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,093,670
4,000,000	California Statewide Communities Development Authority, Valleycare Health System, Series A (RB) 5.13%, 07/15/17 (c)	4,073,960
1,050,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.00%, 07/01/15 (c)	1,061,634
2,410,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	2,512,835
3,210,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	3,273,462
750,000	California Statewide Community Development Authority, Educational Facilities—Huntington Park Charter School Project-A (RB) 5.15%, 07/01/17 (c)	693,398
500,000	California Statewide Community Development Authority, Educational Facilities—Huntington Park Charter School Project-A (RB) 5.25%, 07/01/17 (c)	445,760
1,750,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.00%, 10/01/26 144A	1,897,805
2,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c) 144A	2,056,660
5,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c) 144A	5,117,200
6,000,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB) 6.00%, 12/03/12 (c)	6,000,060
23,845,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 06/01/17 (c)	21,254,718
13,000,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.00%, 06/01/17 (c)	11,145,810
9,480,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 5.13%, 06/01/17 (c)	7,671,880
235,000	Hesperia Community Redevelopment Agency, Refinancing and Redevelopment Projects, Series A (TA) (XLCA) 5.00%, 09/01/15 (c)	228,481
800,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	744,576
3,170,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	2,776,128
405,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.00%, 09/01/17 (c)	338,872
2,415,000	Hesperia Public Financing Authority, Redevelopment and Housing Projects, Series A (TA) (XLCA) 5.50%, 09/01/17 (c)	2,272,467

See Notes to Financial Statements

Principal Amount		Value

California: (continued)
$3,455,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	$3,188,067
235,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series B (RB) 5.75%, 06/01/21 (c)	206,520
500,000	Sacramento, California Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL) 5.00%, 07/01/16 (c)	559,360
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,473,000
310,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) (NATL) 5.38%, 12/03/12 (c)	310,040
1,570,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refunding Revenue, Series A (RB) 5.50%, 12/03/12 (c)	1,574,098
60,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB) 5.00%, 12/03/12 (c)	59,770
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994–1 (ST) 5.38%, 09/01/22 (c)	1,003,330

		86,033,561

Colorado: 1.8%
2,045,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc. (RB) 4.00%, 12/01/22 (c)	2,042,771
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/01/14 (c)	1,513,575
3,300,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 07/01/14 (c)	3,202,584
1,000,000	Colorado Health Facilities Authority, Senior Residences Project (RB) 6.75%, 06/01/22 (c)	1,070,490
1,500,000	Colorado Health Facilities Authority, Senior Residences Project (RB) 7.00%, 06/01/22 (c)	1,610,205
5,250,000	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB) 5.25%, 10/01/17 (c)	5,347,335
2,000,000	Denver, Colorado Special Facilities Airport Revenue, United Air Lines Project, Series A (RB) 5.75%, 10/01/17 (c)	2,089,180

		16,876,140

Connecticut: 0.4%
1,580,000	Connecticut Resources Recovery Authority (RB) 6.45%, 12/03/12 (c)	1,581,138
1,250,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	1,395,700
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.88%, 04/01/20 (c)	1,144,760

		4,121,598

Delaware: 1.0%
8,400,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	9,211,692

District of Columbia: 0.1%
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB) 6.13%, 10/01/28 (c)	1,302,345

Florida: 5.2%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,780,863
1,530,000	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB) 8.00%, 11/15/21 (c)	1,811,260
1,000,000	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB) 8.13%, 11/15/21 (c)	1,173,130
2,000,000	Callaway, Florida Capital Improvement Revenue, Special Capital Extension Project (RB) (ACA) 5.25%, 08/01/17 (c)	1,966,060
3,000,000	County of Alachua, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	3,029,310
4,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB) 7.63%, 06/15/21 (c)	4,651,040
1,000,000	Greater Orlando Aviation Authority, JetBlue Airways Corp. Project (RB) 6.38%, 05/15/13 (c)	1,018,370
4,925,000	Greater Orlando Aviation Authority, JetBlue Airways Corp. Project (RB) 6.50%, 05/15/13 (c)	5,016,063
3,000,000	Hillsborough County, Florida Industrial Development Authority Revenue (RB) 7.13%, 12/03/12 (c)	3,000,480
7,000,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.25%, 06/15/17 (c)	7,148,890

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Florida: (continued)
$2,500,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.38%, 06/15/17 (c)	$2,528,800
1,000,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.75%, 06/15/22 (c)	1,012,450
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (c)	335,054
1,200,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (c)	1,217,952
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (c)	1,014,710
1,200,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	1,223,064
3,750,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	3,808,087
1,100,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.70%, 07/01/15 (c)	1,124,607
485,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	572,436
1,000,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	1,087,810
2,945,000	Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	3,123,143

		47,643,579

Georgia: 0.6%
4,100,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (c)	4,833,736
1,000,000	Fulton County Residential Care Facilities for the Elderly Authority, Series B (RB) 5.00%, 07/01/17 (c)	1,004,470

		5,838,206

Guam: 1.1%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	3,019,967
1,000,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	1,117,040
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,337,028
3,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (c)	4,048,775
250,000	Guam Power Authority, Series A (RB) 5.50%, 10/01/20 (c)	272,363

		9,795,173

Hawaii: 0.3%
3,000,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 12/03/12 (c)	3,005,010

Illinois: 6.2%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,353,859
5,500,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.13%, 02/15/20 (c)	5,954,630
4,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.25%, 02/15/20 (c)	4,342,280
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,265,110
470,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 05/15/15 (c)	487,945
610,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.00%, 05/15/20 (c)	662,265
5,125,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.13%, 05/15/20 (c)	5,554,270
4,000,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.25%, 05/15/20 (c)	4,356,840
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	669,317
2,000,000	Illinois Finance Authority, Roosevelt University Project (RB) 6.50%, 10/01/19 (c)	2,270,600
6,710,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (c)	7,340,002
4,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 02/15/20 (c)	4,590,268

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$1,565,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	$1,846,810
8,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	10,013,170
1,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series D-1 (RB) 7.00%, 11/23/12 (c)	1,528,470
4,000,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	3,937,960

		57,173,796

Indiana: 2.6%
1,000,000	City of Carmel, Indiana, Series A (RB) 7.13%, 11/15/22 (c)	1,030,640
2,000,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	2,158,560
1,475,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.13%, 08/15/20 (c)	1,594,106
8,345,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	9,139,027
2,000,000	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 5.00%, 06/01/22 (c)	2,156,060
500,000	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB) 5.00%, 06/01/22 (c)	532,055
1,320,000	Indiana Health Facility Financing Authority, Hospital Revenue, The Methodist Hospitals, Inc. (RB) 5.50%, 12/03/12 (c)	1,320,317
2,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.70%, 09/01/17 (c) 144A	2,049,700
3,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.75%, 09/01/17 (c) 144A	3,070,620
1,160,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.80%, 09/01/17 (c) 144A	1,188,756

		24,239,841

Iowa: 1.2%
10,000,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	10,186,800
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community, Series A (RB) 5.50%, 11/15/17 (c)	1,327,530

		11,514,330

Kansas: 0.3%
3,000,000	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB) 5.00%, 05/15/17 (c)	3,015,670

Kentucky: 0.3%
1,325,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series A (RB) 6.38%, 06/01/20 (c)	1,577,399
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB) 6.38%, 06/01/20 (c)	1,190,490

		2,767,889

Louisiana: 2.6%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 * § ♦	1,700,000
910,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	1,068,003
2,300,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 11/01/20 (c)	2,693,323
14,950,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c) 144A	16,185,617
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.38%, 05/15/17 (c)	1,103,907
1,000,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	1,090,140

		23,840,990

Maine: 0.6%
1,165,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.00%, 07/01/21 (c)	1,364,669
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.75%, 07/01/21 (c)	1,205,960
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.95%, 07/01/21 (c)	1,220,520
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 12/03/12 (c)	1,999,880

		5,791,029

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Maryland: 0.8%
$2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 09/01/16 (c)	$2,482,824
3,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,039,000
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c)	1,411,220

		6,933,044

Massachusetts: 0.4%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	3,023,310
715,000	Massachusetts Health & Educational Facilities Authority, Saints Memorial Medical Center Issue, Series A (RB) 6.00%, 11/13/12 (c)	715,915

		3,739,225

Michigan: 2.3%
990,000	City of Flint, Michigan Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,162,715
1,000,000	Detroit, Michigan, Series A-1 (GO) 5.00%, 04/01/16	934,810
2,510,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 07/01/15 (c)	2,579,878
2,000,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.75%, 07/01/15 (c)	2,115,140
3,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 07/01/15 (c)	3,614,910
1,500,000	Kentwood, Michigan Economic Development Corp., Holland Home Obligated Group (RB) 5.63%, 05/15/22 (c)	1,543,995
1,350,000	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB) 7.38%, 10/01/20	1,539,432
1,000,000	Michigan Finance Authority, Senior Tax-Exempt Educational Facility Revenue, St. Catherine of Siena Academy Project, Series A (RB) 8.00%, 10/01/19 (c)	1,136,430
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.63%, 12/01/12	1,003,441
5,000,000	Michigan Tobacco Settlement Finance Authority, Series A (RB) 6.88%, 06/01/18 (c)	5,161,400

		20,792,151

Minnesota: 0.9%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	536,055
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	532,965
2,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	2,629,550
2,200,000	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB) 5.75%, 05/01/19 (c)	2,266,968
2,500,000	Wayzata, Minnesota Folkstone Senior Living Community, Series A (RB) 6.00%, 05/01/19 (c)	2,604,500

		8,570,038

Missouri: 1.1%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,014,200
2,845,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 01/01/14 (c)	2,921,758
3,500,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.50%, 01/01/14 (c)	3,575,565
700,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 06/15/15 (c)	682,248
1,150,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.25%, 06/15/15 (c)	1,089,959
570,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 06/15/15 (c)	513,023

		9,796,753

Montana: 0.8%
7,145,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 12/31/12 (c)	7,147,501

See Notes to Financial Statements

Principal Amount		Value

Nebraska: 0.9%
$1,700,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/15	$1,833,263
3,000,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	3,231,420
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (c)	3,553,348

		8,618,031

New Jersey: 7.3%
5,150,000	Burlington County Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	5,313,203
4,860,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 4.88%, 09/15/19	4,963,421
10,750,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 5.25%, 08/20/22 (c)	11,034,660
4,085,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 5.75%, 09/15/22 (c)	4,170,989
9,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	9,377,103
5,300,000	New Jersey Health Care Facilities Financing Authority, Saint Peter’s University System (RB) 6.25%, 07/01/21 (c)	6,040,039
2,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,321,400
10,000,000	New Jersey State Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (c)	8,738,900
13,210,000	New Jersey Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/17 (c)	12,733,647
1,000,000	Tobacco Settlement Financing Corp, Series A (RB) 4.63%, 06/01/17 (c)	949,150
1,435,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	1,404,234

		67,046,746

New Mexico: 1.4%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	3,473,124
3,000,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	2,761,920
8,000,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 10/01/16 (c)	7,073,760

		13,308,804

New York: 8.5%
3,910,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	4,413,725
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB) 6.75%, 06/01/15 (c)	1,044,000
7,390,000	Erie County, New York Industrial Development Agency, Orchard Park CCRC, Inc. Project, Series A (RB) 6.00%, 11/15/16 (c)	7,564,552
1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (c)	1,061,920
500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside Series A (RB) 6.70%, 01/01/18 (c)	295,010
2,060,000	New York City Industrial Development Agency, American Airlines, Inc., JFK International Airport Project (RB) 8.00%, 08/01/16 (c) * ♦	2,183,682
6,350,000	New York City Industrial Development Agency, British Airways Plc Project (RB) 5.25%, 12/03/12 (c)	6,357,810
5,000,000	New York City Industrial Development Agency, British Airways Plc Project (RB) 7.63%, 12/03/12 (c)	5,136,000
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB) 5.88%, 10/01/17 (c)	920,720
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,078,220
1,370,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 4.75%, 01/01/17 (c)	1,376,590
14,290,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (c)	14,470,768
910,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 12/03/12 (c)	908,853

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$1,000,000	New York City Industrial Development Agency, Vaughn Collage of Aeronautics and Technology Project (RB) 5.00%, 12/01/16 (c)	$1,036,830
2,660,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	3,091,080
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.63%, 12/03/12 (c)	1,251,713
11,140,000	Onondaga Civic Development Corp., St. Joseph’s Hospital Health Center Project (RB) 5.00%, 07/01/22 (c)	11,387,642
1,930,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 4.75%, 06/01/16 (c)	1,890,242
3,900,000	Suffolk County Industrial Development Agency, Dowling College Civic Facility, Series A (RB) (ACA) 5.00%, 06/01/16 (c)	3,703,167
2,245,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB) 5.00%, 06/01/16 (c)	1,857,154
6,350,000	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB) 5.13%, 06/01/16 (c)	5,173,599
1,500,000	Westchester, New York Tobacco Asset Securitization Corp. (RB) 5.13%, 06/01/15 (c)	1,338,390

		78,541,667

North Carolina: 0.5%
1,000,000	Albemarle Hospital Authority, Health Care Facilities (RB) 5.25%, 10/01/17 (c)	1,012,880
2,000,000	Gaston County, North Carolina Industrial Facilities & Pollution Control Financing Authority (RB) 5.75%, 08/01/15 (c)	1,768,960
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,361,150

		4,142,990

Ohio: 5.8%
4,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.88%, 06/01/17 (c)	3,472,440
3,770,000	Butler County, Pennsylvania Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	4,121,100
5,085,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 12/03/12 (c)	5,085,153
1,000,000	Cleveland, Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.70%, 12/03/12 (c)	1,000,420
10,000,000	County of Hamilton, Ohio The Christ Hospital Project (RB) 5.00%, 06/01/22 (c)	10,747,300
2,300,000	County of Lucas, Ohio Lutheran Homes Society, Inc. Obligated Group Project (RB) 6.63%, 11/01/20 (c)	2,530,943
4,920,000	Lorain County, Ohio Port Authority, United States Steel Corporation Project (RB) 6.75%, 12/01/20 (c)	5,329,639
6,730,000	Ohio Air Quality Development Authority, AK Steel Corporation Project (RB) 6.75%, 02/01/22 (c)	6,996,104
3,550,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB) 5.75%, 04/01/15 (c)	3,704,247
1,420,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (c)	1,526,017
5,000,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 12/03/12 (c)	4,775,500
2,000,000	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB) 5.75%, 12/01/22 (c)	2,123,980
2,000,000	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB) 6.00%, 12/01/22 (c)	2,133,820

		53,546,663

Oklahoma: 0.4%
1,000,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 6.00%, 01/01/22 (c)	1,074,190
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/01/17 (c)	2,476,310

		3,550,500

Oregon: 0.2%
650,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.13%, 09/01/20 (c) 144A	720,759
750,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.38%, 09/01/20 (c) 144A	833,445

		1,554,204

See Notes to Financial Statements

Principal Amount		Value

Pennsylvania: 3.7%
$7,495,000	Allegheny County Industrial Development Authority (RB) 5.75%, 08/01/22 (c)	$7,378,753
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (c)	1,426,580
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/21 (c)	1,095,020
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.88%, 11/01/19 (c)	1,081,290
3,890,000	Butler County, Pennsylvania Industrial Development Authority, Series A (RB) 6.25%, 06/01/20	3,998,220
6,300,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)	5,011,965
4,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	4,823,190
1,620,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	1,665,068
5,300,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 12/03/12 (c)	5,299,470
2,000,000	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB) 5.63%, 07/01/22 (c)	2,138,920
490,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB) 5.50%, 07/01/17 (c)	512,226

		34,430,702

Puerto Rico: 6.4%
16,750,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.25%, 07/01/22 (c)	16,887,685
10,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.75%, 07/01/22 (c)	10,497,800
1,040,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 5.00%, 07/01/22 (c)	1,037,275
61,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 9.00%, 05/15/15 (c) ^	4,748,850
3,500,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.50%, 07/01/22 (c)	3,616,235
10,000,000	Puerto Rico Commonwealth, Public Improvement Refunding (GO) 5.00%, 07/01/22 (c)	9,954,100
500,000	Puerto Rico Electric Power Authority, Series A (RB) 5.00%, 07/01/22 (c)	500,345
1,000,000	Puerto Rico Electric Power Authority, Series A (RB) 5.05%, 07/01/22 (c)	1,004,490
2,500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	2,650,050
820,000	Puerto Rico Highway & Transportation Authority, Series N (RB) (NATL) 5.25%, 07/01/33	887,092
1,470,000	Puerto Rico Public Buildings Authority, Government Facilities (RB) (COMWLTH GTD) 5.25%, 07/01/14 (c)	1,509,293
5,925,000	Puerto Rico Public Buildings Authority, Government Facilities, Series U (RB) (COMWLTH GTD) 5.25%, 07/01/22 (c)	5,973,703
85,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Subordinate Series C (RB) 5.50%, 08/01/20 (c)	91,532

		59,358,450

Rhode Island: 0.7%
5,600,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	6,557,600

South Carolina: 1.6%
4,450,000	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB) 5.50%, 05/01/17 (c)	4,594,358
3,100,000	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB) 5.63%, 05/01/17 (c)	3,152,111
6,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	6,561,169

		14,307,638

South Dakota: 0.6%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	1,524,570
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	4,124,007

		5,648,577

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Tennessee: 0.0%
$395,000	Sullivan County, Tennessee Health Educational & Housing Facilities Board (RB) 5.25%, 09/01/16 (c)	$422,721

Texas: 8.0%
1,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 01/01/17 (c)	1,059,940
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB) 5.95%, 05/15/18 (c) (p)	1,147,390
2,255,000	Central Texas Regional Mobility Authority, Senior Lien Revenue (RB) 6.25%, 01/01/21 (c)	2,665,207
1,000,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	1,010,530
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/16	771,333
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/17 (c)	1,044,370
2,000,000	Houston, Texas Airport System Revenue, Series E (RB) 6.75%, 12/03/12 (c)	2,007,440
7,500,000	Houston, Texas Airport System Special Facilities Revenue, Continental Airlines, Inc. Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	8,430,975
3,000,000	Jefferson County Industrial Development Corp., Texas, Port of Beaumont Petroleum Transload Terminal, LLC Project (RB) 8.25%, 07/01/22 (c)	2,833,110
6,000,000	Love Field Airport Modernization Corp, Southwest Airline Co. (RB) 5.00%, 11/01/22 (c)	6,495,180
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 12/03/12 (c)	2,002,040
4,060,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 12/03/12 (c)	4,105,107
500,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.00%, 12/01/21 (c)	529,980
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	1,048,760
10,000,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	10,091,900
2,320,000	Tarrant County Cultural Education Facilities Finance Corp. (RB) 5.13%, 05/15/17 (c)	2,343,734
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.38%, 11/01/16 (c) * § ♦	896,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation–Edgemere Project, Series A (RB) 6.00%, 11/15/16 (c)	1,597,935
1,050,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,177,901
3,500,000	Texas Brazos River Authority, Pollution Control Revenue, Series B (RB) 6.75%, 04/01/13 (p)	3,110,310
5,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	6,180,850
2,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.38%, 02/15/15 (c)	2,101,920
1,000,000	Texas Turnpike Authority, Central Texas Turnpike System, Series A (RB) (AMBAC) 5.75%, 12/03/12 (c)	1,003,600
1,035,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	1,040,196
3,785,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 7.00%, 01/01/21 (c)	3,898,058
3,500,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 7.13%, 01/01/21 (c)	3,567,690
1,300,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series C (RB) 5.50%, 01/01/13 (c)	1,300,052

		73,461,508

Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,160,115

See Notes to Financial Statements

Principal Amount		Value

Virgin Islands: 0.2%
$895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (FGIC) (NATL) 4.25%, 10/01/16 (c)	$903,959
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (c)	1,165,770

		2,069,729

Virginia: 4.2%
1,520,000	Fairfax County, Virginia Economic Development Authority, Residential Care Facilities Mortgage Revenue (RB) 5.13%, 10/01/17 (c)	1,589,920
1,450,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,654,233
1,000,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,135,760
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	838,780
10,400,000	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB) 5.50%, 07/01/22 (c)	11,428,872
10,000,000	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB) 6.00%, 07/01/22 (c)	11,467,400
9,750,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes LLC Project (RB) 5.00%, 01/01/22 (c)	10,208,835

		38,323,800

Washington: 1.6%
3,000,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,026,520
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (c)	873,893
1,500,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.25%, 01/01/17	1,551,300
4,000,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.63%, 01/01/17 (c)	4,019,480
5,700,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB) 5.63%, 01/01/17 (c)	5,650,296

		15,121,489

West Virginia: 1.8%
2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (c)	2,583,375
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c)	2,439,700
1,500,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	1,582,395
3,000,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	3,126,330
6,505,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.75%, 10/01/18 (c)	6,823,420

		16,555,220

Wisconsin: 1.6%
4,880,000	Public Finance Authority, Transportation nfrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	4,943,098
1,500,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series B (RB) 5.13%, 08/15/16 (c)	1,572,480
3,670,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Services, Inc., Series A (RB) 5.13%, 08/15/13 (c)	3,707,544
4,000,000	Wisconsin Public Finance Authority, Continuing Care Retirement Community Revenue, The Glenridge on Palmer Ranch, Inc. Project, Series A (RB) 8.25%, 06/01/21 (c)	4,742,280

		14,965,402

Total Municipal Bonds (Cost: $839,514,345)		905,907,745

Number of Shares

MONEY MARKET FUND: 0.9% (Cost: $8,129,671)
8,129,671	Dreyfus Tax Exempt Cash Management Fund—Class B Shares	8,129,671

Total Investments: 98.9% (Cost: $847,644,016)		914,037,416
Other assets less liabilities: 1.1%		10,316,342

NET ASSETS: 100.0%		$924,353,758

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.

*	Non-income producing
§	Illiquid Security - the aggregate value of illiquid securities is $2,596,000 which represents 0.3% of net assets.
♦	Security in default

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	2.7%	$24,270,373
Development	21.4	195,371,690
Education	3.7	33,730,877
Facilities	3.1	28,697,599
General Obligation	4.1	37,618,114
Higher Education	2.5	23,236,955
Housing	0.3	3,123,143
Medical	25.3	230,935,679
Nursing Homes	11.7	107,377,973
Pollution	5.4	49,686,313
Power	1.5	13,389,216
Tobacco Settlement	10.4	95,044,819
Transportation	2.6	23,650,353
Utilities	0.6	5,337,046
Water	3.8	34,437,595
Money Market Fund	0.9	8,129,671

	100.0%	$914,037,416

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$905,907,745	$—	$905,907,745
Money Market Fund	8,129,671	—	—	8,129,671

Total	$8,129,671	$905,907,745	$—	$914,037,416

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 0.3%
$350,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB) 5.00%, 03/01/21	$438,039
1,000,000	Alabama Public School & College Authority, Capital Improvement, Economic Development and Training Refunding (RB) 5.00%, 03/01/22	1,264,650

		1,702,689

Alaska: 0.1%
420,000	Alaska Housing Finance Corp., Home Mortgage Revenue, Series C (RB) 4.63%, 12/01/18 (c)	443,822

Arizona: 2.1%
850,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22	1,009,978
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	295,208
500,000	Arizona State Certificates of Participation, Department of Administration, Series A (CP) (AGM) 5.00%, 10/01/19	592,040
430,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 3.00%, 10/01/18	454,325
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	574,180
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	609,940
750,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	904,230
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/19 (c)	584,535
350,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/19	430,549
500,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21	624,970
1,000,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/21 (c)	1,215,160
250,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	299,898
500,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	593,255
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 07/01/17 (c)	284,010
250,000	City of Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 07/01/18 (c)	302,515
1,045,000	City of Phoenix, Arizona, Various Purpose, Series A (GO) 4.00%, 07/01/22 (c)	1,183,494
775,000	City of Phoenix, Arizona, Various Purpose, Series B (GO) 4.00%, 07/01/22	911,958
1,000,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 12/01/21 (c)	1,233,750
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	292,125
500,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 12/01/21 (c)	604,955
500,000	Salt River Project Agricultural Improvement & Power District, Series B (RB) 5.00%, 12/01/19	625,375

		13,626,450

California: 12.2%
1,000,000	California Infrastructure & Economic Development Bank, Broad Museum Project, Series A (RB) 5.00%, 06/01/21	1,253,130
525,000	California Municipal Finance Authority, Community Hospital of Central California (RB) 5.25%, 02/01/19 (c)	572,376
1,000,000	California State Department of Veterans Affairs, Series A (RB) 3.25%, 12/01/20	1,041,850
595,000	California State Department of Veterans Affairs, Series A (RB) 3.50%, 06/01/21 (c)	608,280
1,800,000	California State Department of Veterans Affairs, Series A (RB) 3.88%, 06/01/21 (c)	1,854,972
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB) 5.00%, 12/01/19 (c)	614,745

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

California: (continued)
$1,500,000	California State Department of Water Resources, Series N (RB) 5.00%, 05/01/21	$1,896,510
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (c)	1,148,660
200,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	245,742
1,000,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB) 5.00%, 10/01/22	1,266,300
670,000	California State Public Works Board, Various Capital Projects, Series A (RB) 5.00%, 04/01/19	795,585
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.00%, 10/01/19 (c)	350,814
300,000	California State Public Works Board, Various University of California Projects, Series G (RB) 5.00%, 12/01/19	373,620
505,000	California State Public Works Board, Various University of California Projects, Series G (RB) 5.00%, 12/01/21 (c)	599,687
515,000	California State Various Purpose (GO) 3.50%, 02/01/22 (c)	533,519
825,000	California State Various Purpose (GO) 4.00%, 09/01/20	951,654
1,000,000	California State Various Purpose (GO) 4.00%, 09/01/21	1,146,190
1,000,000	California State Various Purpose (GO) 4.50%, 02/01/17 (c)	1,075,760
1,250,000	California State Various Purpose (GO) 4.75%, 12/01/17 (c)	1,375,662
75,000	California State Various Purpose (GO) 5.00%, 11/01/15	84,641
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/19	1,219,620
495,000	California State Various Purpose (GO) 5.00%, 04/01/19 (c)	592,074
4,750,000	California State Various Purpose (GO) 5.00%, 09/01/20	5,823,262
1,000,000	California State Various Purpose (GO) 5.00%, 09/01/21	1,226,080
850,000	California State Various Purpose (GO) 5.00%, 10/01/21	1,043,052
855,000	California State Various Purpose (GO) 5.00%, 10/01/22	1,053,317
580,000	California State Various Purpose (GO) 5.00%, 03/01/20 (c)	668,485
1,000,000	California State Various Purpose (GO) (FGIC) (NATL) 5.00%, 06/01/17 (c)	1,128,110
500,000	California State Various Purpose (GO) 5.25%, 10/01/19 (c)	608,275
1,000,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	1,207,450
830,000	California State Various Purpose (GO) 5.25%, 09/01/22	1,043,310
1,000,000	California State Various Purpose (GO) 5.25%, 10/01/22	1,253,920
500,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	579,855
2,250,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/20 (c)	2,750,557
2,000,000	City & County of San Francisco, California, Series R1 (GO) 5.00%, 06/15/20	2,516,420
550,000	City & County of San Francisco, California, Series R1 (GO) 5.00%, 12/15/21 (c)	682,660
925,000	City of Los Angeles, California, Series A (GO) 5.00%, 09/01/19	1,154,576
1,000,000	City of Los Angeles, California, Series B (GO) 5.00%, 09/01/21	1,260,860
1,050,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,230,505
500,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) (AGM) 4.50%, 07/01/16 (c)	541,085
505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/18	616,105
1,000,000	Los Angeles Department of Water & Power, Series A (RB) 5.00%, 07/01/21 (c)	1,243,610
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 07/01/17 (c)	292,763
250,000	Los Angeles International Airport, Department of Airports, Series A (RB) 5.00%, 05/15/20 (c)	302,560
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL) 4.50%, 07/01/17 (c)	560,495
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 07/01/17 (c)	592,755
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 07/01/17 (c)	870,165
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	1,152,570
750,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 08/15/17	852,015

See Notes to Financial Statements

Principal Amount		Value

California: (continued)
$250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.13%, 08/15/18 (c)	$283,510
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,139,610
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,124,990
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	546,550
880,000	Los Angeles, California Unified School District, Series A (GO) 2.00%, 07/01/22	861,740
500,000	Los Angeles, California Unified School District, Series A (GO) (AGM) 4.50%, 07/01/17 (c)	565,275
1,500,000	Los Angeles, California Wastewater System, Series A (RB) 5.75%, 06/01/19 (c)	1,829,295
500,000	Orange County, California Sanitation District, Wastewater Refunding, Series A (RB) 5.00%, 02/01/22	639,035
1,585,000	Palomar Pomerado Health, Series A (GO) (NATL) 6.17%, 08/01/27 ^	803,833
1,000,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	1,190,490
500,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/24	597,530
400,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/25	478,032
500,000	Sacramento, California Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/26	597,795
500,000	San Diego, California Water Authority, Series A (RB) 4.50%, 05/01/21 (c)	574,410
500,000	San Diego, California Water Authority, Series A (RB) 5.00%, 05/01/21 (c)	600,580
500,000	San Francisco, California City & Country Public Utilities Commission, Series A (RB) 5.00%, 11/01/19 (c)	597,740
500,000	San Francisco, California City & Country Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	568,765
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 06/15/19	1,227,820
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	558,695
1,000,000	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB) 5.00%, 11/01/21 (c)	1,220,850
1,250,000	San Francisco, California Public Utilities Commission Water Revenue, Sub-Series A (RB) 5.00%, 11/01/21 (c)	1,512,487
1,000,000	San Joaquin County, California Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	1,185,930
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	259,805
365,000	Santa Clara County Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	404,504
725,000	Santa Clara County Financing Authority, Series A (RB) 5.00%, 11/15/18	873,966
2,000,000	Santa Clara County Financing Authority, Series A (RB) 5.00%, 02/01/19	2,385,140
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (c)	1,175,540
500,000	University of California, Series Q (RB) 5.00%, 05/15/17 (c)	569,655
1,775,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	2,017,429

		78,247,209

Colorado: 0.6%
670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	818,747
585,000	Denver, Colorado City & County School District No. 1, Series C (GO) (SAW) 5.00%, 12/01/22	742,540
375,000	Denver, Colorado School District No. 1, Series C (GO) (SAW) 5.00%, 12/01/23	478,950
1,365,000	Joint School District No. 28J in Adams and Arapahoe Counties, Colorado (GO) (SAW) 5.00%, 12/01/22 (c)	1,705,786

		3,746,023

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Connecticut: 2.8%
$500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL) 5.00%, 07/01/17 (c)	$554,830
1,000,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	1,113,500
1,005,000	Connecticut State, Series B (GO) 5.00%, 05/15/21 (c)	1,243,848
2,000,000	Connecticut State, Series B (GO) 5.00%, 04/15/22 (c)	2,475,180
1,000,000	Connecticut State, Series C (GO) 5.00%, 06/01/22	1,262,150
1,500,000	Connecticut State, Series C (GO) 5.00%, 11/01/18 (c)	1,790,145
300,000	Connecticut State, Series C (GO) 5.75%, 11/01/18 (c)	378,651
2,000,000	Connecticut State, Series D (GO) 5.00%, 11/01/18	2,454,780
290,000	Connecticut State, Series D (GO) 5.00%, 12/01/17 (c)	341,878
500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (c)	585,420
500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes (RB) 5.00%, 12/01/20	624,385
1,100,000	State of Connecticut (GO) 5.00%, 11/01/20	1,381,303
1,000,000	State of Connecticut (GO) 5.00%, 04/15/22	1,260,930
300,000	State of Connecticut (GO) 5.75%, 11/01/18 (c)	376,482
1,900,000	University of Connecticut, Series A (RB) 5.00%, 02/15/21 (c)	2,305,346

		18,148,828

District of Columbia: 0.8%
500,000	District of Columbia Income Tax Revenue, Series B (RB) 5.25%, 12/01/19 (c)	612,200
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	1,023,706
1,000,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	1,189,700
625,000	District of Columbia, Income Tax Secured Revenue, Series B (RB) 5.00%, 12/01/19 (c)	762,350
1,500,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,828,515

		5,416,471

Florida: 6.1%
1,000,000	Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/21	1,169,930
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 02/15/16 (c)	278,135
500,000	County of Miami-Dade, Florida, Water & Sewer System Revenue, Series B (RB) (AGM) 5.25%, 10/01/20	624,485
1,035,000	Florida Department of Management Services, Series A (CP) 5.00%, 08/01/18 (c)	1,199,534
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 06/01/19 (c)	580,775
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	589,645
330,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/20	411,843
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 4.00%, 06/01/21 (c)	1,120,820
570,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 4.00%, 06/01/22 (c)	641,860
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/19 (c)	1,814,865
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/19 (c)	609,100
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/22	1,266,130
400,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/18 (c)	472,124
1,000,000	Florida State Department of Environmental Protection, Series A (RB) 5.00%, 07/01/21	1,225,740
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 07/01/17 (c)	259,517
1,600,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/20	1,947,984
1,000,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/21	1,225,740
375,000	Florida State, Board of Education, Series A (GO) 4.00%, 06/01/21	439,286
1,000,000	Florida State, Board of Education, Series C (GO) 5.00%, 06/01/19 (c)	1,235,180
730,000	Florida State, Board of Education, Series D (GO) 5.50%, 06/01/19	923,581
2,000,000	Florida State, Right-of-Way Acquisition & Bridge Construction, Series B (GO) 5.00%, 07/01/21 (c)	2,442,640

See Notes to Financial Statements

Principal Amount		Value

Florida: (continued)
$1,500,000	Jacksonville, Florida, Series B (RB) 5.00%, 10/01/21	$1,821,735
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (c)	574,551
250,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/22	301,480
2,500,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/24	3,039,850
500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/18 (c)	572,175
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	575,650
500,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	591,785
1,000,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	1,178,360
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 04/01/17 (c)	278,788
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM) 5.00%, 10/01/20 (c)	585,630
325,000	Miami-Dade County, Florida Water and Sewer System, Series B (RB) (AGM) 5.25%, 10/01/19	401,778
700,000	Orange County, Florida Tourist Development Tax Revenue (RB) 5.00%, 10/01/22	837,753
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL) 5.00%, 10/01/17 (c)	494,539
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 08/01/15 (c)	275,945
250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/01/17	288,668
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 09/01/21	309,478
250,000	South Miami Health Facilities Authority, Baptist Health South Florida Group (RB) 5.00%, 08/15/17 (c)	292,078
1,170,000	State of Florida (GO) 3.00%, 06/01/21 (c)	1,234,315
1,000,000	State of Florida (GO) 5.00%, 06/01/20	1,248,010
500,000	State of Florida (GO) 5.00%, 06/01/21 (c)	627,015
1,000,000	State of Florida (GO) 5.00%, 07/01/21 (c)	1,243,610
1,000,000	State of Florida (GO) 5.00%, 07/01/21 (c)	1,231,070
500,000	Tampa, Florida Board of Education, Public Education Capital Outlay Refunding, Series B (GO) 4.00%, 06/01/21 (c)	575,010

		39,058,187

Georgia: 2.2%
505,000	Atlanta, Georgia Water & Wastewater Revenue, Series A (RB) 6.00%, 11/01/19 (c)	639,153
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 07/01/19 (c)	556,240
750,000	DeKalb County, Georgia Hospital Authority (RB) 5.25%, 09/01/20	883,440
250,000	Douglas County, Georgia School District (GO) (AGM) (SAW) 5.00%, 04/01/17 (c)	287,395
2,000,000	Fulton County, Georgia Development Authority, Series A (RB) 5.00%, 10/01/22	2,461,920
400,000	Fulton County, Georgia Development Authority, Series B (RB) 4.50%, 03/15/19 (c)	436,192
400,000	Georgia State, Series B (GO) 5.00%, 07/01/18 (c)	482,136
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	621,130
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	614,410
1,000,000	Georgia State, Series C (GO) 5.00%, 07/01/21 (c)	1,267,310
335,000	Georgia State, Series C (GO) 5.00%, 07/01/21 (c)	420,864
500,000	Georgia State, Series J (GO) 4.50%, 11/01/21 (c)	612,975
655,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/24	857,277
500,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/25 (c)	658,290
760,000	Gwinnett County, Water & Sewerage Authority, Series A (RB) 4.00%, 08/01/19 (c)	886,107
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	1,132,190
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/20	559,985
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	620,875

		13,997,889

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Hawaii: 1.2%
$350,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 08/01/21 (c)	$436,016
500,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 12/01/20 (c)	605,075
650,000	City & County of Honolulu, Hawaii, Series B (GO) 5.00%, 12/01/20 (c)	785,525
500,000	Hawaii State, Series DK (GO) 5.00%, 05/01/18 (c)	593,325
500,000	Hawaii State, Series DQ (GO) 5.00%, 06/01/19 (c)	614,755
800,000	Hawaii State, Series DZ (GO) 5.00%, 12/01/21 (c)	999,712
1,000,000	Hawaii State, Series EA (GO) 5.00%, 12/01/21 (c)	1,261,960
1,000,000	State of Hawaii (GO) 5.00%, 12/01/21 (c)	1,241,200
800,000	State of Hawaii (GO) 5.00%, 12/01/21 (c)	987,744

		7,525,312

Illinois: 4.5%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 01/01/16 (c)	280,238
500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 01/01/16 (c)	552,350
1,000,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	1,143,510
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	569,155
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	566,135
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 01/01/18	592,405
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	593,165
500,000	Chicago, Illinois Board of Education, Series F (GO) 5.00%, 12/01/20	598,525
1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	1,128,410
300,000	Chicago, Illinois Project & Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (c)	345,780
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 01/01/19 (c)	281,948
70,000	Chicago, Illinois Transit Authority, Capital Grant Receipts (RB) (AMBAC) 5.00%, 12/01/16 (c)	82,433
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	565,540
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	843,352
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 06/01/16	280,413
475,000	Chicago, Illinois, Series A (GO) 5.00%, 01/01/20 (c)	538,693
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	563,950
1,000,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	1,121,740
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	559,165
500,000	City of Chicago, Series C (GO) 4.00%, 01/01/22	551,545
1,105,000	Illinois Finance Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/21 (c)	1,286,043
1,035,000	Illinois Finance Authority, Trinity Health Credit Group (RB) 5.00%, 12/01/21 (c)	1,193,883
1,000,000	Illinois Finance Authority, Trinity Health Credit Group (RB) 5.00%, 11/01/19 (c)	1,115,900
1,350,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.25%, 06/01/20	1,578,258
1,300,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.38%, 06/01/21	1,538,290
2,600,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	3,070,808
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/19	579,235
1,060,000	Illinois State (GO) 5.00%, 08/01/19	1,234,084
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/20 (c)	569,820
1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	1,060,580
500,000	Illinois State, Series B (GO) 5.25%, 01/01/18	581,075
500,000	Illinois State, Series B (GO) 5.25%, 01/01/21	588,750
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 02/01/26 ^	228,721
500,000	State of Illinois (GO) 4.00%, 08/01/22 (c)	516,700

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$1,000,000	State of Illinois (GO) (AGM) 5.00%, 08/01/22	$1,156,800
985,000	State of Illinois (GO) 5.00%, 08/01/23	1,132,445

		29,189,844

Indiana: 0.9%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 08/01/16 (c)	268,740
825,000	Indiana Finance Authority, Health System Revenue, Series C (RB) 5.25%, 11/01/18 (c)	945,029
750,000	Indiana Finance Authority, Highway Revenue, Series A (RB) (FGIC) (NATL) 4.50%, 12/01/16 (c)	847,755
830,000	Indiana Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A (RB) 5.00%, 05/01/22	972,926
1,000,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,248,070
1,000,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,223,320
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	585,385

		6,091,225

Iowa: 0.3%
1,600,000	Iowa Finance Authority (RB) 5.00%, 08/01/19 (c)	1,978,432

Kansas: 0.3%
1,500,000	Kansas Development Finance Authority (RB) 4.00%, 12/01/19 (c)	1,662,435
260,000	Kansas Development Finance Authority (RB) 5.00%, 03/01/20 (c)	317,629

		1,980,064

Kentucky: 1.1%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.63%, 08/15/18 (c)	1,770,976
500,000	Kentucky State Property & Building Commission, Project No. 99, Series A (RB) 5.00%, 11/01/20 (c)	613,970
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/01/18 (c)	285,758
555,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/01/18 (c)	657,131
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/01/18 (c)	311,613
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 02/01/19 (c)	586,205
600,000	Kentucky State Turnpike Authority, Economic Development Road, Revitalization Projects, Series A (RB) 5.00%, 07/01/22 (c)	738,948
1,300,000	Lexington Fayette Urban County Government Public Facilities Corp., Eastern State Hospital Project, Series A (RB) 5.25%, 06/01/21 (c)	1,500,499
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB) 5.00%, 11/15/21 (c)	600,905

		7,066,005

Louisiana: 0.3%
1,000,000	Louisiana State, Series A (GO) 5.00%, 08/01/22	1,274,410
500,000	Louisiana State, Series B (RB) 5.00%, 05/01/20 (c)	590,500
250,000	State of Louisiana (GO) 5.00%, 05/15/20 (c)	312,468

		2,177,378

Maryland: 1.3%
1,300,000	Anne Arundel County, Maryland (GO) 5.00%, 04/01/19	1,616,381
1,000,000	Howard County, Maryland, Consolidated Public Improvement (GO) 5.00%, 08/15/21 (c)	1,274,560
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 08/15/17 (c)	294,235
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 08/15/19 (c)	486,149
500,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.50%, 03/15/19 (c)	588,020
700,000	Maryland State & Local Facilities Loan, Second Series E (GO) 5.00%, 08/01/18	864,136
500,000	Maryland State Department of Transportation (RB) 4.00%, 05/15/19 (c)	573,430
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 09/01/18 (c)	297,988
1,000,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,091,600

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Maryland: (continued)
$750,000	Montgomery & Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 4.13%, 06/01/18 (c)	$854,002
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 05/01/17 (c)	299,138

		8,239,639

Massachusetts: 2.2%
425,000	Commonwealth of Massachusetts, Consolidated Loan, Series D (GO) 5.00%, 10/01/21 (c)	525,015
500,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.25%, 07/01/27	665,655
1,000,000	Massachusetts Commonwealth, Series A (GO) 5.00%, 04/01/21 (c)	1,198,510
1,300,000	Massachusetts Commonwealth, Series D (GO) 4.25%, 10/01/21 (c)	1,486,173
1,150,000	Massachusetts Commonwealth, Series E (GO) 4.00%, 12/01/19 (c)	1,324,708
1,150,000	Massachusetts Commonwealth, Series E (GO) 4.00%, 12/01/19 (c)	1,310,735
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (c)	558,965
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,189,970
420,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 01/01/19	473,000
420,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	467,162
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 01/01/20 (c)	577,155
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM) 5.25%, 09/01/23	653,440
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 08/15/17 (c)	549,725
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 07/01/18 (c)	277,148
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (c)	727,164
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 08/01/16 (c)	511,803
1,000,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 5.25%, 08/01/27	1,331,400

		13,827,728

Michigan: 1.8%
3,300,000	City of Detroit, Michigan Distributable State Aid (GO) 4.50%, 11/01/20 (c)	3,619,803
1,000,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21 (c)	1,245,440
1,000,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 4.63%, 10/01/17 (c)	1,146,740
3,020,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	3,820,391
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (c) ^	208,740
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (c) ^	197,620
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (c)	574,315
715,000	Wayne County, Michigan Airport Authority (RB) (FGIC) (NATL) 5.00%, 12/01/17 (c)	816,480

		11,629,529

Minnesota: 1.0%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO) 5.50%, 02/15/20 (c)	883,537
1,185,000	Minnesota Public Facilities Authority, Series C (RB) 3.25%, 03/01/20 (c)	1,267,867
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/19	593,925
2,000,000	Tobacco Securitization Authority, Minnesota Tobacco Settlement, Series B (RB) 5.25%, 03/01/22 (c)	2,298,560
1,000,000	Tobacco Securitization Authority, Minnesota Tobacco Settlement, Series B (RB) 5.25%, 03/01/22 (c)	1,144,970

		6,188,859

See Notes to Financial Statements

Principal Amount		Value

Missouri: 1.3%
$1,000,000	City of Kansas City, Missouri, Series A (GO) 5.00%, 02/01/22 (c)	$1,251,890
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	547,495
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	539,445
505,000	Kansas City, Missouri Industrial Development Authority (RB) 5.50%, 09/01/21 (c)	585,638
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC) 5.00%, 12/01/18 (c)	1,817,175
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 01/01/16 (c)	527,865
1,000,000	Missouri State Board of Public Buildings, Series A (RB) 1.00%, 10/01/19 (c)	726,020
1,250,000	Missouri State Board of Public Buildings, Series A (RB) 4.00%, 10/01/19 (c)	1,460,512
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 02/01/17 (c)	1,178,360

		8,634,400

Nebraska: 0.2%
1,000,000	Douglas County, Nebraska School District (GO) 4.00%, 04/01/20 (c)	1,158,640

Nevada: 1.0%
520,000	Clark County, Nevada Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 07/01/19 (c)	591,375
500,000	Clark County, Nevada Airport System, Senior Series D (RB) 5.00%, 01/01/20 (c)	578,935
1,000,000	Clark County, Nevada School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	1,170,550
500,000	Clark County, Nevada School District, Series A (GO) 5.00%, 06/15/18 (c)	587,645
500,000	Clark County, Nevada School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	575,340
1,000,000	Clark County, Nevada School District, Series B (GO) 5.00%, 12/15/17 (c)	1,173,180
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 12/15/17 (c)	284,958
500,000	Clark County, Nevada School District, Series B (GO) 5.00%, 12/15/17 (c)	567,575
250,000	Clark County, Nevada School District, Series C (GO) 5.00%, 12/15/17 (c)	293,295
500,000	Clark County, Nevada, Limited Tax Transportation Refunding, Series A (GO) 4.00%, 12/01/19 (c)	570,595

		6,393,448

New Hampshire: 0.8%
1,000,000	New Hampshire State, Series A (GO) 5.00%, 07/01/20 (c)	1,252,220
500,000	New Hampshire State, Series A (GO) 5.00%, 07/01/20 (c)	618,365
2,450,000	New Hampshire State, Series A (GO) 5.00%, 07/01/20 (c)	3,008,281

		4,878,866

New Jersey: 4.0%
1,000,000	County of Union, New Jersey, Series B (GO) 3.00%, 03/01/19	1,095,840
270,000	County of Union, New Jersey, Series B (GO) 3.00%, 03/01/21	292,324
1,000,000	County of Union, New Jersey, Series B (GO) 3.00%, 03/01/22	1,070,560
650,000	County of Union, New Jersey, Series B (GO) 3.00%, 03/01/22 (c)	686,289
2,000,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/22	2,335,420
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB) 5.25%, 03/01/21 (c)	1,172,610
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/21	1,213,540
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/22	1,216,920
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	604,385
1,000,000	New Jersey Environmental Infrastructure Trust, Series A (RB) 5.25%, 09/01/18 (c)	1,235,950
500,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/22 (c)	587,855

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New Jersey: (continued)
$500,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 07/01/22 (c)	$567,560
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 09/01/19 (c)	583,740
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	615,210
1,000,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	1,227,040
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	648,755
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (c)	358,203
500,000	New Jersey State Various Purpose (GO) 4.00%, 06/01/19 (c)	543,925
500,000	New Jersey State Various Purpose (GO) 5.00%, 06/01/19 (c)	595,335
500,000	New Jersey State Various Purpose (GO) 5.00%, 06/01/19 (c)	625,825
1,000,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	1,252,680
2,000,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	2,480,040
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/16	594,381
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/22	1,236,270
250,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/18	302,860
660,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24	815,905
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	958,971
960,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	939,418

		25,857,811

New Mexico: 0.9%
500,000	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	613,195
1,500,000	Albuquerque, New Mexico Municipal School District No. 12, School Building, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	1,819,200
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (c)	1,137,310
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB) 5.00%, 06/15/21	328,455
1,590,000	New Mexico Finance Authority, Series C (RB) (NATL) 5.25%, 06/15/17 (c)	1,880,366

		5,778,526

New York: 16.6%
1,000,000	City of New York, New York, Series I (GO) 5.00%, 08/01/22	1,252,190
1,250,000	County of Nassau, New York (GO) 4.00%, 04/01/21 (c)	1,317,500
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.00%, 05/01/19	601,990
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 05/01/21 (c)	589,210
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 05/01/19 (c)	607,930
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/17 (c)	300,658
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/18 (c)	306,078
2,000,000	Long Island Power Authority, Electric System, Series B (RB) 5.00%, 09/01/22 (c)	2,396,380
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/01/16 (c)	581,350
285,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/21	348,706
1,000,000	Metropolitan Transportation Authority, Series F (RB) 5.00%, 11/15/22	1,227,490
850,000	Nassau County, New York General Improvement, Series C (GO) 4.00%, 10/01/20 (c)	924,383

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$475,000	Nassau County, New York Interim Finance Authority, Series A (RB) 4.50%, 05/15/19 (c)	$542,022
1,000,000	Nassau County, New York Interim Finance Authority, Series A (RB) 5.00%, 05/15/19 (c)	1,244,290
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (c)	305,293
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/18	1,232,610
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 05/01/21	627,670
425,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 02/01/22	532,461
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/21 (c)	1,828,545
600,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	704,550
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/20	616,090
1,000,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/22	1,241,250
1,060,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 07/15/21 (c)	1,291,801
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	287,635
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	583,855
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	581,690
500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	550,055
275,000	New York City Transitional Finance Authority, Building Aid, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (c)	331,444
700,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A (RB) 5.00%, 11/01/21	884,478
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/20	1,262,580
725,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/21 (c)	893,069
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (c)	476,464
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (c)	583,505
500,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (c)	603,460
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (c)	1,196,160
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	594,635
500,000	New York City, Series B (GO) 5.00%, 08/01/17	594,635
900,000	New York City, Series B (GO) 5.00%, 08/01/19	1,110,249
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	675,240
470,000	New York City, Series C (GO) 5.00%, 08/01/19	579,797
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (c)	301,783
1,005,000	New York City, Series C (GO) 5.25%, 08/01/18	1,236,321
250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (c)	301,840
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	592,465
1,000,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	1,200,790
500,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	587,565
985,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	1,176,484
375,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	445,590
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (c)	286,843

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (c)	$600,510
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (c)	597,360
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 09/01/15 (c)	280,510
800,000	New York City, Sub Series G-1 (GO) 5.00%, 04/01/22	997,832
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (c)	577,060
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (c)	594,250
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	531,748
1,000,000	New York State Bridge Authority (RB) 4.00%, 01/01/21	1,150,610
250,000	New York State Dormitory Authority, Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/01/17	293,270
740,000	New York State Dormitory Authority, School Districts Revenue, Series F (RB) (AGM) (SAW) 5.00%, 10/01/19	897,391
375,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/18	447,476
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/19 (c)	581,180
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	603,845
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	592,365
3,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	3,710,520
775,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/22	982,808
2,000,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/22 (c)	2,507,200
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	347,991
950,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/22 (c)	1,165,773
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/18	604,280
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	609,790
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	604,280
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/18 (c)	1,184,160
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/16	578,665
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	609,470
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 02/15/20	624,125
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 08/15/21 (c)	1,993,615
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 03/15/15 (c)	273,335
1,000,000	New York State Dormitory Authority, State University Educational Facilities Issue, Series A (RB) 5.00%, 05/15/19	1,212,020
250,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 06/15/16 (c)	280,420
1,000,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/22 (c)	1,257,130
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/18 (c)	596,800
500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (c)	559,000

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$500,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/16 (c)	$565,615
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	581,940
415,000	New York State Thruway Authority, Local Highway & Bridge Service (RB) 5.00%, 04/01/19	507,076
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 4.25%, 04/01/16 (c)	551,970
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/01/15 (c)	282,178
400,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 09/15/18 (c)	487,800
1,555,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 09/15/20 (c)	1,909,245
350,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	420,829
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	1,198,300
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 5.00%, 04/01/16 (c)	282,143
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,217,050
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/21 (c)	306,025
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 10/01/18 (c)	1,209,660
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 01/01/18 (c)	586,230
2,000,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	2,390,580
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 03/15/19	616,710
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 03/15/21	1,255,290
250,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 03/15/21 (c)	307,045
525,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 09/15/18 (c)	626,094
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.00%, 09/15/20 (c)	606,170
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.25%, 03/15/19 (c)	621,920
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation), Series A (RB) 5.25%, 09/15/17 (c)	590,925
1,000,000	New York State Thruway Authority, State Personal Income Tax Transportation), Series A (RB) 5.25%, 09/15/17 (c)	1,180,820
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	627,152
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	1,177,070
1,000,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 4.00%, 03/15/21 (c)	1,135,130
700,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 4.00%, 03/15/21 (c)	787,199
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	548,015
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/17	603,845
1,000,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/18	1,233,200
500,000	New York State, Series A (GO) 3.00%, 03/01/17	550,220
1,000,000	New York State, Series A (GO) 3.00%, 03/01/19	1,100,290

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$500,000	New York State, Series A (GO) 3.50%, 02/15/21 (c)	$547,745
1,050,000	New York State, Series A (GO) 4.00%, 02/15/21 (c)	1,172,902
800,000	New York State, Series E (GO) 4.00%, 12/15/21 (c)	902,080
1,000,000	New York State, Series E (GO) 4.00%, 12/15/21 (c)	1,118,060
500,000	New York Triborough Bridge & Tunnel Authority, Series D (RB) 5.00%, 11/15/18 (c)	569,840
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	518,485
1,000,000	Suffolk County, New York Public Improvement Series A (GO) 4.00%, 05/15/19 (c)	1,049,790
1,000,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19	1,127,680
500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19 (c)	531,125
1,000,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 11/15/19	1,246,210
3,455,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 01/01/22 (c)	4,214,720
500,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.00%, 11/15/22 (c)	618,260

		106,666,501

North Carolina: 1.3%
500,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/21	612,770
1,420,000	North Carolina Eastern Municipal Power Agency, Series D (RB) 5.00%, 01/01/21	1,740,267
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB) 4.50%, 05/01/20 (c)	584,265
2,250,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	2,786,670
1,000,000	North Carolina State, Department of State Treasurer, Great Anticipation Revenue (RB) 5.00%, 03/01/18	1,211,430
400,000	North Carolina State, Series C (GO) 5.00%, 05/01/22	516,844
500,000	State of North Carolina (RB) 5.00%, 05/01/20 (c)	615,960

		8,068,206

Ohio: 2.2%
1,000,000	City of Columbus, Ohio Various Purpose, Series A (GO) 5.00%, 08/15/22 (c)	1,258,120
450,000	Columbus, Ohio Various Purpose Limited & Unlimited, Series A (GO) 4.25%, 09/01/17 (c)	497,403
900,000	Columbus, Ohio Various Purpose Limited & Unlimited, Series A (GO) 5.00%, 12/15/16 (c)	1,056,159
2,470,000	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM) 4.00%, 06/01/22 (c)	2,515,250
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	613,724
750,000	Ohio State Common Schools, Series A (GO) 5.00%, 09/15/22	948,907
450,000	Ohio State, Higher Education, Series A (GO) 4.00%, 08/01/18	525,654
500,000	Ohio State, Higher Education, Series C (GO) 4.25%, 08/01/22	591,325
250,000	Ohio State, Major New State Infrastructure Project, Series 2008–1 (RB) 6.00%, 06/15/17	305,433
1,150,000	Ohio State, Turnpike Commission, Series A (RB) 5.25%, 02/15/27	1,493,884
1,750,000	State of Ohio (GO) 4.00%, 09/15/21 (c)	1,945,667
1,175,000	State of Ohio (GO) 5.00%, 09/15/23	1,493,883
500,000	University of Akron, Series A (RB) (AGM) 5.00%, 01/01/20	600,640

		13,846,049

Oklahoma: 0.1%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	302,555
500,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	600,615

		903,170

Oregon: 1.0%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Series B (GO) (SBG) 4.26%, 06/15/22 ^	786,830
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	594,055
750,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) (AGM) 5.00%, 04/01/17 (c)	860,805

See Notes to Financial Statements

Principal Amount		Value

Oregon: (continued)
$1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.25%, 04/01/19 (c)	$1,193,140
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (c)	283,780
500,000	Portland, Oregon Community College District (GO) 5.00%, 06/15/19 (c)	604,495
475,000	Portland, Oregon Sewer System, Series A (RB) 4.25%, 03/01/20 (c)	536,394
575,000	Portland, Oregon Sewer System, Series A (RB) 5.00%, 03/01/20 (c)	691,501
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (c)	775,393

		6,326,393

Pennsylvania: 2.8%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (c)	577,095
500,000	Commonwealth of Pennsylvania (GO) 4.00%, 07/01/23	589,745
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 11/15/19	1,252,310
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 06/01/21	1,263,100
2,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 06/01/22	2,542,280
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 06/01/22 (c)	1,255,200
500,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 02/15/19	616,940
250,000	Commonwealth of Pennsylvania, Second Refunding Series (GO) 5.00%, 07/01/19	310,590
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 04/15/18	608,680
500,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 01/01/16 (c)	567,485
1,000,000	Commonwealth of Pennsylvania, Second Series B (GO) 5.00%, 05/01/18	1,218,500
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	293,400
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	542,030
1,000,000	Pennsylvania Industrial Development Authority (RB) 5.00%, 07/01/21	1,201,220
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 09/01/17	1,699,200
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (c)	537,920
1,000,000	Philadelphia, Pennsylvania, Series A (GO) (AGM) 5.00%, 08/01/17 (c)	1,149,120
1,000,000	Philadelphia, Pennsylvania, Series A (GO) (AGM) 5.25%, 12/15/18 (c)	1,180,380
290,000	University of Pittsburgh, Series A (RB) 5.50%, 03/15/19 (c)	361,917

		17,767,112

Puerto Rico: 3.4%
2,150,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 5.00%, 07/01/19	2,317,399
1,725,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (RB) 5.00%, 07/01/22	1,808,369
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/17 (c)	768,712
4,205,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/20	4,491,150
1,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.00%, 07/01/21	1,064,970
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17	555,295
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17 (c)	321,162
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/24	555,280
1,150,000	Puerto Rico Electric Power Authority, Series VV (RB) (AGM) 5.25%, 07/01/27	1,379,149
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/16	548,530
1,000,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	1,105,980
1,000,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	1,052,020
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	550,545
500,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (c)	548,385

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Puerto Rico: (continued)
$250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM) 5.00%, 08/01/15 (c)	$261,163
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 08/01/15 (c)	311,037
1,050,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/18 (c)	1,080,124
500,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	562,170
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	556,430
1,150,000	Puerto Rico Sales Tax Financing Corp., Series C (RB) 5.00%, 08/01/21	1,404,690
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	533,275

		21,775,835

Rhode Island: 0.3%
370,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19	454,656
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19 (c)	1,160,802
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (c)	279,090

		1,894,548

South Carolina: 1.8%
2,000,000	Charleston County, South Carolina Capital Improvement (GO) (SAW) 5.00%, 11/01/21 (c)	2,549,920
1,000,000	City of Charleston, South Carolina, Waterworks & Sewer System Revenue (RB) 5.00%, 01/01/22 (c)	1,267,040
1,305,000	Richland County, South Carolina School District No. 1, Series A (GO) 4.00%, 09/01/21 (c)	1,530,073
500,000	Richland County, South Carolina School District No. 1, Series A (GO) 4.00%, 09/01/21 (c)	554,435
500,000	Richland County, South Carolina School District No. 1, Series A (GO) 5.00%, 09/01/21 (c)	620,750
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (c)	635,369
1,000,000	South Carolina State Economic Development, Series A (GO) 4.00%, 04/01/20 (c)	1,162,420
500,000	South Carolina State Public Service Authority, Series A (RB) 5.38%, 01/01/19 (c)	596,945
1,100,000	South Carolina State Public Service Authority, Series B (RB) 4.00%, 12/01/21	1,286,659
650,000	South Carolina State Public Service Authority, Series B (RB) 5.00%, 12/01/21	818,415
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 01/01/16 (c)	281,900

		11,303,926

Tennessee: 2.4%
1,000,000	City of Memphis, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	1,235,920
500,000	Memphis, Tennessee General Improvement Refunding (GO) 5.00%, 05/01/21	631,720
1,350,000	Memphis, Tennessee General Improvement Refunding (GO) 5.00%, 05/01/21 (c)	1,694,709
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO) 5.00%, 01/01/18 (c)	606,415
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/20	615,140
1,750,000	Metropolitan Government of Nashville & Davidson County, Tennessee Subordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/21	2,166,885
1,950,000	Metropolitan Government of Nashville & Davidson County, Tennessee ubordinate Lien Water & Sewer Revenue Refunding (RB) 5.00%, 07/01/22	2,422,582
1,000,000	Metropolitan Government of Nashville & Davidson County, Tennessee, Series D (GO) 5.00%, 07/01/20 (c)	1,227,070
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/17	567,925
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/23	288,145
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	712,725
2,850,000	Tennessee State School Bond Authority, Higher Educational Facilities, Series C (RB) 5.00%, 05/01/20	3,515,475

		15,684,711

See Notes to Financial Statements

Principal Amount		Value

Texas: 6.6%
$250,000	Bexar County, Texas North East Independent School District, Series A (GO) 5.00%, 08/01/17 (c)	$299,373
650,000	City of Austin, Texas, Water & Wastewater System Revenue (RB) 5.00%, 11/15/21	821,977
2,000,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/21	2,506,600
300,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/22	377,643
2,000,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/22 (c)	2,448,820
1,000,000	City of San Antonio Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,230,790
1,000,000	City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/22	1,265,390
1,000,000	City of San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/23	1,271,180
1,000,000	County of Williamson, Texas (GO) 5.00%, 02/15/22	1,270,310
1,100,000	Dallas Independent School District (GO) 5.00%, 02/15/21 (c)	1,361,921
2,000,000	Dallas Independent School District (GO) 5.00%, 02/15/21 (c)	2,459,000
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	287,923
250,000	Fort Worth, Texas Water & Sewer System Revenue (RB) 5.00%, 02/15/21 (c)	308,020
500,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	610,480
500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/18 (c)	592,330
1,000,000	Harris County, Texas Permanent Improvement, Series A (GO) 5.00%, 10/01/20 (c)	1,194,130
750,000	Harris County, Texas Permanent Improvement, Series B (GO) 5.00%, 10/01/19	933,262
500,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/20 (c)	605,510
250,000	Houston, Texas, Independent School District (GO) 5.00%, 02/15/17 (c)	285,003
500,000	Houston, Texas, Independent School District, Series B (GO) 4.50%, 02/15/17 (c)	549,050
1,000,000	Houston, Texas, Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	1,181,210
2,000,000	Houston, Texas, Public Improvement Refunding, Series A (GO) 5.00%, 03/01/21 (c)	2,444,100
500,000	Houston, Texas, Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	580,915
250,000	Leander, Texas Independent School District (GO) 4.85%, 08/15/16 (c) ^	163,208
425,000	Lewisville, Texas Independent School District (GO) 5.00%, 02/15/19 (c)	514,645
2,000,000	North Texas Municipal Water District (RB) 5.25%, 09/01/20	2,551,560
500,000	North Texas Tollway Authority, System Revenue, Series A (RB) (NATL) 5.13%, 01/01/18 (c)	559,250
1,500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	1,713,240
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (c)	5,501
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	607,605
750,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	908,932
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	603,815
1,025,000	San Antonio, Texas Water System Revenue (RB) 5.00%, 05/15/22 (c)	1,284,489
1,500,000	San Antonio, Texas Water System Revenue, Series A (RB) 5.00%, 05/15/20 (c)	1,784,175
500,000	Tarrant County, Texas Regional Water District (RB) (FGIC) (NATL) 4.45%, 03/01/16 (c)	556,220
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	266,436
600,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	714,186
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	611,295
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (c)	296,133
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (c)	293,345

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Texas: (continued)
$250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	$285,023
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 07/15/17 (c)	598,860
1,000,000	University of Houston, Series A (RB) 5.00%, 02/15/21 (c)	1,228,650
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/20 (c)	602,610
650,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/22 (c)	808,132
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 08/15/18 (c)	589,430

		42,431,677

Utah: 0.2%
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	622,255
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	619,110
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 06/15/17 (c) ^	184,460

		1,425,825

Virginia: 2.7%
1,000,000	City of Richmond, Virginia, Series A (GO) (SAW) 5.00%, 03/01/22	1,268,560
835,000	Commonwealth of Virginia, Series A (GO) 4.00%, 06/01/21 (c)	950,430
1,000,000	County of Henrico, Virginia (GO) 5.00%, 07/15/19	1,253,960
1,965,000	Fairfax County, Virginia Economic Development Authority Transportation District Improvement, Silver Line Phase I Project (ST) 5.00%, 04/01/20 (c)	2,362,873
650,000	Fairfax County, Virginia Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/21	830,791
2,000,000	Virginia College Building Authority, 21st Century College & Equipment Program Educational Facilities, Series A (RB) 5.00%, 02/01/22 (c)	2,505,700
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	614,210
1,500,000	Virginia Commonwealth Transportation Board (RB) 5.00%, 05/15/22 (c)	1,826,115
2,150,000	Virginia Commonwealth Transportation Board (RB) 5.25%, 05/15/21 (c)	2,691,499
500,000	Virginia Commonwealth Transportation Board (RB) 4.00%, 05/15/21 (c)	552,420
1,000,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 09/15/21	1,259,130
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/17 (c)	300,410
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	244,416
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	304,448
230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW) 5.00%, 08/01/19 (c)	281,078

		17,246,040

Washington: 5.0%
250,000	County of King, Washington (GO) 5.25%, 01/01/23	322,473
350,000	King County, Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	403,557
250,000	King County, Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 06/01/17 (c)	290,085
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO) 5.25%, 06/01/18 (c)	578,985
1,475,000	King County, Washington Public Hospital District No. 1, Series B (GO) 5.25%, 06/01/18 (c)	1,679,804
2,000,000	King County, Washington Sewer Revenue & Refunding (RB) 5.00%, 07/01/20 (c)	2,434,980
1,300,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	1,635,569
1,400,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	1,761,382
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/01/16 (c)	286,345
855,000	State of Washington (GO) 4.00%, 07/01/22	1,011,867
1,000,000	State of Washington (GO) 5.00%, 07/01/21 (c)	1,239,120
1,000,000	State of Washington (RB) 5.00%, 09/01/22	1,259,180
2,000,000	State of Washington (GO) 5.00%, 07/01/22 (c)	2,506,440
500,000	University of Washington General Revenue, Series A (RB) 5.00%, 04/01/21 (c)	603,060

See Notes to Financial Statements

Principal Amount		Value

Washington: (continued)
$1,000,000	University of Washington General Revenue, Series A (RB) 5.00%, 04/01/21 (c)	$1,201,040
2,000,000	Washington State Motor Vehicle Fuel Tax, Series B-1 (GO) 5.00%, 08/01/21	2,526,400
1,300,000	Washington State, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 06/01/20	1,627,691
500,000	Washington State, Series R (GO) 5.00%, 07/01/20	626,520
150,000	Washington State, Series R (GO) 5.00%, 01/01/21	188,324
3,625,000	Washington State, Series R (GO) 5.00%, 07/01/22 (c)	4,517,801
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/19 (c)	606,785
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/22	1,271,260
300,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/21 (c)	371,010
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/21 (c)	1,207,140
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 02/01/17	294,360
1,000,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	1,181,720
500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	586,230

		32,219,128

West Virginia: 0.2%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.13%, 09/01/19 (c)	249,021
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.50%, 09/01/14 (c)	521,170
500,000	West Virginia, School Building Authority, Excess Lottery, Series A (RB) 5.00%, 07/01/18 (c)	575,490

		1,345,681

Wisconsin: 1.6%
1,300,000	State of Wisconsin (GO) 5.00%, 11/01/21	1,647,529
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	281,943
775,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 05/01/19	955,056
2,000,000	Wisconsin State, Series 2 (GO) 5.00%, 05/01/21	2,519,660
1,000,000	Wisconsin State, Series A (GO) 5.00%, 05/01/20	1,251,870
3,000,000	Wisconsin State, Series C (GO) 4.00%, 05/01/21 (c)	3,371,550
250,000	Wisconsin State, Series C (GO) 5.00%, 05/01/18 (c)	302,240
25,000	Wisconsin State, Transportation, Series A (RB) (AGM) 5.25%, 07/01/16	29,118

		10,358,966

Total Municipal Bonds
(Cost: $599,936,038)		632,247,042

Number of Shares

MONEY MARKET FUND: 0.4%
(Cost: $2,453,411)
2,453,411	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	2,453,411

Total Investments: 98.9%
(Cost: $602,389,449)		634,700,453
Other assets less liabilities: 1.1%		6,900,453

NET ASSETS: 100.0%		$641,600,906

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	1.3%	$8,021,734
Bond Bank	0.3	1,805,260
Development	1.5	9,203,634
Education	5.5	35,156,800
Facilities	4.9	30,811,774
General Obligation	43.8	277,920,470
Higher Education	7.0	44,382,062
Medical	3.4	21,682,337
Multifamily Housing	0.1	548,385
Pollution	0.5	3,258,965
Power	5.0	31,985,919
School District	4.7	29,657,237
Single Family Housing	0.6	3,948,924
Student Loan	0.2	1,517,317
Tobacco Settlement	1.7	10,570,304
Transportation	9.2	58,586,941
Utilities	2.0	12,814,795
Water	7.9	50,374,184
Money Market Fund	0.4	2,453,411

	100.0%	$634,700,453

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$632,247,042	$—	$632,247,042
Money Market Fund	2,453,411	—	—	2,453,411

Total	$2,453,411	$632,247,042	$—	$634,700,453

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.0%
Alabama: 0.5%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/01/16 (c)	$542,725

Arizona: 4.1%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	276,493
1,500,000	Arizona Sports & Tourism Authority (RB) 5.00%, 07/01/22 (c)	1,690,800
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 03/01/18 (c)	261,865
1,120,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	1,282,232
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/32	290,317
500,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	581,295

		4,383,002

California: 9.9%
430,000	Bay Area Toll Authority, Series S-2 (RB) 5.00%, 10/01/20 (c)	476,074
250,000	California State Various Purpose (GO) 4.88%, 12/01/17 (c)	269,093
1,000,000	California State Various Purpose (GO) 5.00%, 10/01/19 (c)	1,125,210
500,000	California State Various Purpose (GO) 5.00%, 09/01/21 (c)	569,505
500,000	California State Various Purpose (GO) 5.50%, 11/01/19 (c)	577,260
375,000	California State Various Purpose (GO) 5.75%, 04/01/19 (c)	443,306
1,000,000	California Statewide Communities Development Authority, Series CA (RB) 5.00%, 12/01/21 (c)	1,119,840
500,000	City of Torrance, California, Memorial Medical Center, Series A (RB) 4.75%, 09/01/20 (c)	537,460
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 08/01/17 (c)	270,200
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 07/01/18 (c)	275,138
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 08/01/30 ^	115,518
320,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.00%, 11/15/35	362,653
500,000	Los Angeles Unified School District, California, Series D (GO) 5.00%, 07/01/19 (c)	568,305
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	282,653
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 08/01/18 (c)	283,068
500,000	M-S-R Energy Authority, Series C (RB) 6.50%, 11/01/39	704,140
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL) 5.00%, 06/01/16 (c)	273,288
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 07/01/15 (c)	263,840
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 06/01/17 (c)	270,430
1,000,000	State of California, Various Purpose (GO) 5.00%, 04/01/22 (c)	1,108,310
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 08/01/15 (c)	271,070
250,000	West Valley Mission Community College District, Election 2004, Series A (GO) (AGM) 5.00%, 08/01/16 (c)	273,665
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 09/01/28 ^	127,130

		10,567,156

Colorado: 2.7%
500,000	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	541,080
1,650,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (c)	1,799,935
425,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	579,674

		2,920,689

Connecticut: 0.5%
500,000	Connecticut State Health & Educational Facility Authority, Series A (RB) 5.00%, 07/01/21 (c)	538,145

District of Columbia: 1.9%
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	543,775

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

District of Columbia: (continued)
$750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 07/15/18 (c)	$799,237
600,000	District of Columbia, National Public Radio, Inc. Issue (RB) 5.00%, 04/01/20 (c)	675,324

		2,018,336

Florida: 4.8%
500,000	Broward County FL Water & Sewer Utility Revenue (RB) 5.00%, 10/01/22 (c)	586,535
1,000,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,125,810
500,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	584,280
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/18 (c)	277,870
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 07/01/18 (c)	271,350
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/01/18 (c)	535,275
500,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 4.13%, 04/01/22 (c)	510,750
350,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 05/01/18 (c)	386,673
250,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/17 (c)	269,090
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL) 5.00%, 10/01/15 (c)	254,245
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL) 5.00%, 11/01/17 (c)	268,213

		5,070,091

Georgia: 2.5%
500,000	Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project (RB) 4.25%, 07/01/20 (c)	531,885
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	401,786
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 02/15/15 (c)	531,040
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (c)	358,085
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (c)	273,178
500,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	558,160

		2,654,134

Hawaii: 1.1%
1,000,000	State of Hawaii, Department of Budget and Finance (RB) 6.50%, 07/01/19 (c)	1,165,710

Illinois: 2.1%
750,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	850,605
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	554,610
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	273,553
500,000	Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	517,550

		2,196,318

Indiana: 1.5%
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	302,401
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	547,575
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 01/01/19 (c)	788,445

		1,638,421

Iowa: 1.7%
1,500,000	Iowa Finance Authority, State Revolving Fund Revenue (RB) 5.00%, 08/01/21 (c)	1,797,900

Kansas: 0.3%
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.75%, 11/15/14 (c)	267,350

See Notes to Financial Statements

Principal Amount		Value

Kentucky: 0.3%
$250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	$317,722

Louisiana: 0.9%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.38%, 06/01/17 (c)	272,618
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.25%, 05/15/17 (c)	421,192
250,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	272,535

		966,345

Maryland: 0.6%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 07/01/18 (c)	596,800

Massachusetts: 4.7%
525,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	548,084
1,375,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	1,672,041
500,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB) 5.00%, 10/15/21 (c)	580,910
1,000,000	Massachusetts School Building Authority, Series B (RB) 5.00%, 10/15/21 (c)	1,189,540
500,000	Massachusetts State Water Pollution Abatement Trust, Series 16 (RB) 3.25%, 08/01/20 (c)	509,255
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	562,445

		5,062,275

Michigan: 1.8%
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	576,540
1,250,000	Michigan Finance Authority Hospital Revenue & Refunding Bonds, Series MI (RB) 5.00%, 12/01/21 (c)	1,382,350

		1,958,890

Missouri: 0.7%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 06/01/18 (c)	270,013
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (c)	506,975

		776,988

Montana: 0.5%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (c)	547,185

Nebraska: 0.5%
500,000	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB) 5.25%, 09/01/22 (c)	552,895

Nevada: 0.7%
750,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	769,200

New Jersey: 3.4%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 09/01/17 (c)	542,925
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (c)	571,105
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 ^	389,220
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 ^	478,838
500,000	New Jersey State Turnpike Authority, Series E (RB) 5.25%, 01/01/19 (c)	565,785
1,205,000	New Jersey Transportation Trust Fund Authority (RB) 4.83%, 12/15/30 ^	551,733
515,000	New Jersey Transportation Trust Fund Authority (RB) 4.97%, 12/15/31 ^	223,330
830,000	New Jersey Transportation Trust Fund Authority (RB) 5.43%, 12/15/37 ^	251,606

		3,574,542

New York: 15.4%
1,750,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	1,977,395
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (c)	281,638
600,000	Metropolitan Transportation Authority, Series B (RB) 4.00%, 11/15/22 (c)	642,492
1,170,000	Metropolitan Transportation Authority, Series B (RB) 4.00%, 11/15/22 (c)	1,245,605

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$1,000,000	Metropolitan Transportation Authority, Series E (RB) 3.50%, 11/15/22 (c)	$1,008,430
795,000	New York & New Jersey Port Authority, Series 163 (RB) 4.25%, 07/15/20 (c)	839,830
750,000	New York City Municipal Water Finance Authority (RB) 5.00%, 06/15/20 (c)	874,680
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB) 5.00%, 06/15/21 (c)	567,255
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series BB (RB) 5.00%, 06/15/20 (c)	580,870
1,000,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	1,138,710
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 4.50%, 06/15/18 (c)	543,840
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.50%, 01/15/18 (c)	261,890
500,000	New York City Transitional Finance Authority, Future Tax Secured Series D-1 (RB) 5.13%, 02/01/21 (c)	584,580
450,000	New York Liberty Development Corp, Goldman Sachs Headquarters Issue (RB) 5.50%, 10/01/37	553,360
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 5.13%, 01/15/20 (c)	829,395
500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	581,030
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	567,665
500,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 07/01/18 (c)	571,480
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 07/01/29	292,727
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA) 5.00%, 08/15/17 (c)	267,375
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/21 (c)	570,670
1,000,000	Triborough Bridge & Tunnel Authority (RB) 4.00%, 11/15/22 (c)	1,091,470
500,000	Troy, New York Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	552,990

		16,425,377

North Carolina: 2.3%
500,000	Charlotte, North Carolina Cultural Arts Facilities, Series E (CP) 5.00%, 06/01/19 (c)	562,090
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 06/01/19 (c)	277,885
545,000	Charlotte, North Carolina Water & Sewer System (RB) 5.00%, 07/01/18 (c)	627,595
730,000	Charlotte-Mecklenburg Hospital Authority, Carolina HealthCare System, Series A (RB) 5.25%, 01/15/21 (c)	824,170
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	109,815

		2,401,555

Ohio: 3.6%
750,000	Butler County, Pennsylvania Hospital Facilities Revenue (RB) 5.50%, 11/01/20 (c)	819,847
1,000,000	Ohio Higher Educational Facility Commission (RB) 5.00%, 01/01/22 (c)	1,130,820
1,750,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	1,887,620

		3,838,287

Oregon: 0.5%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 06/15/28 ^	493,392

Pennsylvania: 5.2%
420,000	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB) 4.00%, 06/01/22 (c)	422,986
250,000	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB) 5.00%, 06/01/22 (c)	270,540

See Notes to Financial Statements

Principal Amount		Value

Pennsylvania: (continued)
$325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	$359,291
1,800,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	2,017,098
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 06/01/19 (c)	273,068
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 06/01/19 (c)	275,173
1,750,000	Pennsylvania Turnpike Commission, Series D (RB) 5.30%, 12/01/19 (c)	1,964,427

		5,582,583

Puerto Rico: 6.8%
1,250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.25%, 07/01/22 (c)	1,260,275
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority (RB) 5.75%, 07/01/22 (c)	524,890
1,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.75%, 07/01/21 (c)	1,046,380
750,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.50%, 07/01/22 (c)	774,907
650,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/35	679,965
250,000	Puerto Rico Electric Power Authority, Series VV (RB) 5.50%, 07/01/18 (c)	257,315
500,000	Puerto Rico Highway & Transportation Authority (RB) (AGM) 5.25%, 07/01/32	573,390
1,000,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD) 6.00%, 07/01/21 (c)	1,070,940
1,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, First Senior Series C (RB) 5.00%, 08/01/21 (c)	1,070,030

		7,258,092

South Carolina: 2.5%
1,175,000	South Carolina State Public Service Authority (RB) 5.00%, 12/01/21 (c)	1,340,369
750,000	South Carolina State Public Service Authority (RB) 5.00%, 01/01/20 (c)	849,015
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/01/16 (c)	526,490

		2,715,874

Tennessee: 0.4%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB) 5.00%, 11/15/19 (c)	465,239

Texas: 4.1%
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 08/15/17 (c)	269,338
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/01/18 (c)	288,963
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	717,881
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (c)	578,230
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.38%, 03/01/18 (c)	569,065
300,000	North Texas Tollway Authority (RB) 5.00%, 09/01/21 (c)	350,499
2,750,000	North Texas Tollway Authority, Series D (RB) (AGO) 5.25%, 01/01/38 ^	827,805
500,000	North Texas Tollway Authority, Series D (RB) (AGO) 6.90%, 01/01/36 ^	168,990
250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 02/15/17 (c)	275,518
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 03/01/18 (c)	272,745

		4,319,034

Virginia: 2.4%
750,000	Virginia College Building Authority,
	Liberty University (RB)
	5.00%, 03/01/20 (c)	840,067
320,000	Virginia College Building Authority,
	Series A (RB) (SAW)
	4.50%, 09/01/17 (c)	354,109
750,000	Virginia Commonwealth University
	Health System Authority (RB)
	4.75%, 07/01/21 (c)	826,522
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (c)	555,990

		2,576,688

Washington: 6.1%
1,750,000	County of Pierce, Washington Sewer Revenue (RB) 4.00%, 08/01/22 (c)	1,882,982
500,000	King County, Washington Sewer Revenue (RB) 5.00%, 07/01/20 (c)	560,300

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Washington: (continued)
$825,000	King county, Washington Sewer Revenue & Refunding Bonds (RB) 5.00%, 01/01/22 (c)	$925,996
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 02/01/17 (c)	273,190
250,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 02/01/18 (c)	288,330
500,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	535,385
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	818,041
1,085,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB) 5.00%, 04/01/20 (c)	1,185,894

		6,470,118

Total Municipal Bonds
(Cost: $95,851,457)		103,429,058

Number of Shares

MONEY MARKET FUND: 1.6%
(Cost: $1,685,186)
1,685,186	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,685,186

Total Investments: 98.6%
(Cost: $97,536,643)		105,114,244
Other assets less liabilities: 1.4%		1,457,470

NET ASSETS: 100.0%		$106,571,714

See Notes to Financial Statements

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.5%	$535,275
Bond Bank	0.7	788,445
Development	4.3	4,476,026
Education	2.4	2,554,798
Facilities	4.9	5,163,608
General Obligation	14.9	15,642,872
Higher Education	7.3	7,659,244
Medical	22.8	23,920,635
Nursing Homes	0.8	828,163
Pollution	0.3	273,190
Power	5.5	5,750,062
School District	1.4	1,464,345
Transportation	14.8	15,580,101
Utilities	6.4	6,753,260
Water	11.4	12,039,034
Money Market Fund	1.6	1,685,186
	100.0%	$105,114,244

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$103,429,058	$—	$103,429,058
Money Market Fund	1,685,186	—	—	1,685,186

Total	$1,685,186	$103,429,058	$—	$105,114,244

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.0%
Arizona: 0.4%
$150,000	Arizona School Facilities Board, Series B (CP) (FGIC) 5.25%, 09/01/13 (c)	$156,182

California: 10.1%
875,000	California State, Various Purpose (GO) 5.13%, 02/01/14 (c)	927,386
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.95%, 08/01/19 ^	318,595
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	450,250
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL) 5.38%, 07/01/13 (c)	465,246
500,000	Los Angeles, California, Series A (GO) (NATL) 5.00%, 09/01/13 (c)	519,705
465,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/34 (c)	629,610
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/14 (c)	274,035

		3,584,827

Colorado: 2.1%
680,000	Jefferson County School District No. R-1 (GO) (AGM) (SAW) 5.00%, 12/15/14 (c)	746,144

Florida: 1.6%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) (FGIC) (NATL) 5.00%, 08/01/16	320,446
200,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	253,990

		574,436

Georgia: 0.8%
250,000	Georgia State, Series D (GO) 5.00%, 07/01/14 (c)	269,650

Illinois: 11.4%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (c)	589,920

750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	872,692
2,250,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 07/01/16 (c)	2,618,077

		4,080,689

Indiana: 3.0%
1,000,000	Indiana Transportation Finance Authority, Highway Revenue (RB) (FGIC) 5.25%, 06/01/14 (c)	1,077,090

Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/15 (c)	280,928

Maryland: 1.6%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/15 (c)	552,215

Massachusetts: 17.4%
500,000	Commonwealth of Massachusetts, Series C (GO) (AGM) 5.50%, 11/01/15	574,880
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15 (c)	728,897
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/15 (c)	282,240
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	599,690
3,100,000	Massachusetts Turnpike Authority, Turnpike Revenue, Series A (RB) (FGIC) 5.13%, 01/01/23 (c)	4,008,796

		6,194,503

Michigan: 3.6%
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 07/01/13 (c)	257,808
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 07/01/13 (c)	516,260
500,000	Michigan State Hospital Finance Authority Hospital Revenue, Series A (RB) 5.50%, 03/01/13	508,430

		1,282,498

Nebraska: 12.8%
3,000,000	City of Omaha, Nebraska Conventions Center Arena Project, Series A (GO) 6.50%, 12/01/30	4,580,340

Nevada: 1.2%
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (c)	431,500

New Jersey: 16.0%
750,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	787,170

See Notes to Financial Statements

Principal Amount		Value

New Jersey: (continued)
$585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL) 5.00%, 09/01/13 (c)	$608,154
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/14 (c)	545,135
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	569,410
1,000,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	1,125,850
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/15 (c)	671,616
1,250,000	New Jersey Transportation Trust Fund Authority, Series C (RB) (NATL) 5.25%, 06/15/15	1,407,312

		5,714,647

New York: 1.8%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	365,199
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.38%, 07/01/13 (c)	258,455

		623,654

North Carolina: 2.3%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/15 (c)	109,947
515,000	North Carolina Eastern Municipal Power Agency, Power System, Series A (RB) 6.00%, 01/01/22 (c)	703,057

		813,004

Ohio: 3.5%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/01/13 (c)	525,305
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/01/13 (c)	526,640
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 06/01/14 (c)	198,688

		1,250,633

Oregon: 0.7%
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.13%, 11/15/12 (c)	250,345

Pennsylvania: 3.7%
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/01/22 (c)	250,000
1,000,000	School District of Philadelphia, Series D (GO) (FGIC) (SAW) 5.25%, 06/01/14 (c)	1,077,090

		1,327,090

Tennessee: 0.7%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/13 (c)	262,653

Texas: 0.7%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/01/13 (c)	260,780

Utah: 0.8%
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 12/15/15 (c)	283,173

Total Municipal Bonds
(Cost: $33,474,277)		34,596,981

Number of Shares

MONEY MARKET FUND: 1.5%
(Cost: $538,040)
538,040	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	538,040

Total Investments: 98.5%
(Cost: $34,012,317)		35,135,021
Other assets less liabilities: 1.5%		521,441

NET ASSETS: 100.0%		$35,656,462

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	2.2%	$787,1 70
Education	3.3	1,1 53,289
Facilities	0.8	280,928
General Obligation	26.3	9,246,392
Higher Education	0.3	109,947
Medical	2.2	762,420
Power	2.8	965,710
School District	12.1	4,246,702
Transportation	41.8	14,687,162
Water	6.7	2,357,261
Money Market Fund	1.5	538,040

	100.0%	$35,135,021

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$34,596,981	$—	$34,596,981
Money Market Fund	538,040	—	—	538,040

Total	$538,040	$34,596,981	$—	$35,135,021

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2012 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.7%
Alabama: 1.7%
$500,000	Alabama Public School & College Authority, Capital Improvement (RB) 5.00%, 12/01/15	$566,540
2,025,000	Alabama Public School & College Authority, Capital Improvement, Series A (RB) 5.00%, 05/01/16	2,334,440

		2,900,980

Arizona: 2.4%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	553,060
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/14	269,130
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/15	838,072
455,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/17	540,090
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	625,962
865,000	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/17	1,023,295
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	323,568

		4,173,177

California: 11.8%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/01/13 ^	243,415
1,370,000	California State (GO) 4.00%, 09/01/17	1,556,073
460,000	California State (GO) (AMBAC) 5.00%, 11/01/16	535,504
400,000	California State (GO) 5.00%, 11/01/17	475,100
750,000	California State Department of Water Resources, Power Supply Revenue, Series L (RB) 5.00%, 05/01/16	864,607
500,000	California State Department of Water Resources, Power Supply Revenue, Series M (RB) 2.00%, 05/01/14	512,315
600,000	California State Department of Water Resources, Series H (RB) (AGM) 5.00%, 05/01/17	713,232
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	864,607
550,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/16	638,016
305,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 11/01/13	319,332
250,000	California State Various Purpose (GO) 5.00%, 11/01/13	261,670
600,000	California State Various Purpose (GO) 5.00%, 03/01/14	635,778
500,000	California State Various Purpose (GO) 5.00%, 10/01/15	562,655
175,000	California State Various Purpose (GO) 5.00%, 11/01/15	197,496
500,000	California State Various Purpose (GO) 5.00%, 03/01/16	569,770
500,000	California State Various Purpose (GO) 5.00%, 09/01/16	578,890
250,000	California State Various Purpose (GO) 5.00%, 08/01/17	295,023
1,385,000	California State Various Purpose (GO) 5.00%, 09/01/18	1,667,983
1,050,000	California State Various Purpose (GO) 5.00%, 09/01/18	1,264,536
500,000	Los Angeles County Public Works Financing Authority (RB) 5.00%, 08/01/14	531,965
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/01/15	552,275
500,000	Los Angeles, California Unified School District, Series B (GO) (AGM) 5.00%, 07/01/16	577,065
1,000,000	Los Angeles, California Unified School District, Series J (GO) 5.00%, 07/01/17	1,185,000
500,000	Los Angeles, California Unified School District, Series KY (GO) 5.00%, 07/01/15	557,025
500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	534,600
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	537,540
10,000	Santa Clara County, California Financing Authority Lease, Capital Projects, Series A (RB) 4.00%, 02/01/17	11,132
1,000,000	State of California (GO) 5.00%, 02/01/15	1,097,700
500,000	State of California (GO) 5.00%, 09/01/16	578,890
1,500,000	State of California (GO) 5.50%, 04/01/18	1,828,695

		20,747,889

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Colorado: 0.9%
$1,500,000	Colorado Health Facilities Authority, Evangelical Lutheran and Good Samaritan Society Project, Series B (RB) 5.00%, 12/01/14 (p)	$1,615,335

Connecticut: 2.0%
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 01/01/14	521,265
700,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/14	737,835
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	568,665
850,000	Connecticut State Transportation Infrastructure, Series A (RB) 5.00%, 12/01/17	1,021,470
500,000	Connecticut State, Series C (GO) 5.25%, 11/01/15	569,730

		3,418,965

Delaware: 0.2%
250,000	Delaware State, Series A (GO) 5.00%, 01/01/14	263,663

District of Columbia: 0.2%
320,000	District of Columbia, Series D (RB) 5.00%, 12/01/16	375,286

Florida: 5.2%
400,000	Citizens Property Insurance Corp. (RB) (AGM) 4.00%, 06/01/17	440,860
1,050,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/15	1,178,656
600,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	695,448
260,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	301,361
475,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/17	555,052
510,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	592,217
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,107,340
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 07/01/13	257,808
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	549,893
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/01/13	260,855
400,000	Palm Beach County School District, Series A (CP) 5.00%, 08/01/16 (p)	456,192
425,000	Polk County School District (RB) (AGM) 5.00%, 10/01/16	480,526
1,000,000	State of Florida (GO) 5.00%, 06/01/16	1,156,810
400,000	State of Florida Lottery Revenue (RB) 5.00%, 07/01/17	475,612
525,000	State of Florida Lottery Revenue (RB) (NATL) 5.00%, 07/01/17	624,241

		9,132,871

Georgia: 3.2%
250,000	Augusta, Georgia Water & Sewerage Revenue (RB) (AGM) 5.00%, 10/01/13	260,735
775,000	Georgia State Road & Tollway Authority, Series A (RB) 5.00%, 06/01/17	918,925
2,315,000	Gwinnett County School District, Series A (GO) 4.50%, 10/01/17	2,733,575
500,000	Municipal Electric Authority of Georgia, Series A (RB) 5.00%, 11/01/17	592,270
280,000	Richmond County Board of Education (GO) (SAW) 5.00%, 10/01/17	336,608
750,000	State of Georgia, Series B (GO) 5.00%, 10/01/14	816,930

		5,659,043

Hawaii: 0.7%
375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 04/01/15	415,489
750,000	Honolulu, Hawaii City and County, Series B (GO) (AGM) 5.25%, 07/01/14	810,742

		1,226,231

Illinois: 7.5%
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/01/13	262,070
100,000	Chicago, Illinois, Housing Authority, Capital Refunding (RB) (AGM) 5.00%, 07/01/13	103,022
330,000	Chicago, Illinois, O’Hare International Airport Revenue, Series B (RB) 5.00%, 01/01/17	380,678
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series A (RB) 5.00%, 01/01/17	288,393
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/14	131,578
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/15	273,013

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$650,000	Chicago, Illinois, Series A (GO) 5.00%, 01/01/18	$767,760
750,000	Chicago, Illinois, Transit Authority, Capital Grant Receipts, Section 5309 (RB) 5.00%, 06/01/14	798,015
365,000	County of Cook, Series A (GO) 4.00%, 11/15/16	406,438
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	548,690
500,000	Illinois State (GO) 5.00%, 01/01/15	542,200
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/15	542,425
1,000,000	Illinois State (GO) 5.00%, 01/01/16	1,113,360
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/18	575,500
500,000	Illinois State Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	538,145
500,000	Illinois State, Series A (GO) 3.50%, 09/01/15	533,685
50,000	Illinois State, Series B (GO) 5.00%, 01/01/15	54,220
110,000	State of Illinois (GO) 3.50%, 09/01/14	116,226
390,000	State of Illinois (GO) 3.50%, 09/01/14	407,921
250,000	State of Illinois (GO) 3.88%, 09/01/17	275,555
1,000,000	State of Illinois (GO) 4.00%, 08/01/14	1,052,820
850,000	State of Illinois (GO) 4.00%, 01/01/17	932,407
750,000	State of Illinois (GO) 5.00%, 08/01/15	829,552
400,000	State of Illinois (GO) (AGM) 5.00%, 01/01/16	445,604
700,000	State of Illinois (GO) 5.00%, 01/01/17	795,907
500,000	State of Illinois, Series A (GO) 3.00%, 01/01/18	526,125

		13,241,309

Kentucky: 1.8%
500,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB) 5.00%, 02/01/17	594,250
1,710,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A (RB) 5.00%, 02/01/18	2,101,419
400,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/17	474,276

		3,169,945

Maine: 0.6%
1,000,000	State of Maine (GO) 5.00%, 05/15/15	1,113,700

Maryland: 1.3%
500,000	Maryland State Transportation Authority (RB) 5.00%, 03/01/17	593,255
500,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/16	580,130
445,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/18	547,715
400,000	Prince George’s County, Maryland Consolidated Public Improvement, Series B (GO) 5.00%, 07/15/17	480,728

		2,201,828

Massachusetts: 1.2%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	112,138
750,000	Massachusetts Development Finance Agency (RB) 5.00%, 01/14/16 (p)	851,610
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 4.00%, 05/15/14	527,545
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 05/15/15	556,850

		2,048,143

Michigan: 2.5%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15	269,450
420,000	Michigan Finance Authority, Clean Water Revolving Fund Revenue (RB) 5.00%, 10/01/14	456,889
2,500,000	Michigan Finance Authority, Unemployment Obligation Assessment (RB) 5.00%, 07/01/18	3,060,825
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	564,300

		4,351,464

Minnesota: 0.3%
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	546,250

Mississippi: 0.2%
250,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL) 5.00%, 01/01/15	271,438

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Missouri: 0.5%
$300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL) 5.00%, 04/15/15	$327,912
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	537,263

		865,175

Nebraska: 0.4%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/14	265,198
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/13	251,845
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/14	263,693

		780,736

Nevada: 1.5%
260,000	Clark County School District, Series B (GO) 5.00%, 06/15/16	298,589
570,000	Clark County School District, Series B (GO) 5.00%, 06/15/17	670,519
1,145,000	Clark County School District, Series C (GO) 5.00%, 06/15/17	1,346,921
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/14	268,028

		2,584,057

New Jersey: 4.5%
450,000	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB) 5.00%, 06/15/14	478,318
1,110,000	New Jersey Economic Development Authority, School Facilities Construction, Series D (RB) 5.00%, 12/15/17	1,317,281
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series DD (RB) 4.00%, 12/15/16	558,980
1,390,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.00%, 09/01/17	1,638,879
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	523,645
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	552,030
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	560,250
150,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/17	178,092
1,000,000	State of New Jersey (GO) 5.00%, 08/01/14	1,080,900
635,000	State of New Jersey (CP) 5.00%, 06/15/17	734,574
150,000	State of New Jersey (GO) 5.00%, 08/15/18	183,224

		7,806,173

New Mexico: 2.3%
250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	289,958
2,980,000	State of New Mexico (RB) 5.00%, 07/01/19	3,695,766

		3,985,724

New York: 20.2%
250,000	City of New York, Series E (GO) 4.00%, 08/01/16	280,293
850,000	City of New York, Series E (GO) 5.00%, 08/01/17	1,010,879
450,000	City of New York, Series J (GO) 5.00%, 08/01/17	535,171
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	374,682
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 03/01/14	252,250
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 4.00%, 11/01/16	566,270
435,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/15	492,168
65,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/15	73,729
55,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/15	62,474
445,000	New York City Transitional Finance Authority Future Tax Secured Revenue (RB) 5.00%, 11/01/15	503,482
300,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/16	350,916
210,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	221,235
790,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	832,423

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	$833,175
300,000	New York City, Series D (GO) 5.00%, 02/01/16	341,445
600,000	New York City, Series D (GO) 5.00%, 10/01/17	716,832
500,000	New York City, Series E (GO) 4.00%, 08/01/14	531,610
300,000	New York City, Series I (GO) 5.00%, 08/01/17	356,781
500,000	New York City, Series K (GO) 4.00%, 08/01/14	531,610
500,000	New York City, Series K (GO) 5.00%, 08/01/13	517,480
405,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 07/01/14	428,753
600,000	New York State Dormitory Authority, City University System, Series A (RB) 5.00%, 07/01/14	645,078
600,000	New York State Dormitory Authority, State Personal Education Series C (RB) 5.00%, 03/15/15	663,444
1,600,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 3.00%, 02/15/13	1,612,608
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/14	265,878
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 03/15/13	254,365
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 12/15/14	548,745
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/13	514,710
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	1,218,940
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,102,020
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	552,870
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	729,113
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	262,708
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB) 5.00%, 04/01/13	484,315
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/13	251,800
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/14	263,243
1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB) 5.00%, 04/01/16	1,143,360
200,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 4.25%, 04/01/15	217,658
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/13	127,426
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/14	532,205
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 04/01/14	532,205
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/15	497,583
385,000	New York State Thruway Authority, State Personal Refunding Series A (RB) 5.00%, 03/15/17	455,070
300,000	New York State Urban Development Corp, Series C (RB) 5.00%, 03/15/17	354,600
580,000	New York State Urban Development Corp, Series D (RB) 5.00%, 01/01/16	659,257
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 01/01/14	273,803
250,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.25%, 01/01/17	295,715
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	251,415

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	$526,450
2,665,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/18	3,286,478
2,000,000	New York State, Series A (GO) 3.00%, 02/01/16	2,160,440
500,000	New York State, Series A (GO) 3.00%, 03/01/16	540,960
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/14	1,071,860
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17	1,175,390
1,000,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/18	1,199,440
400,000	Town of Oyster Bay (GO) 3.00%, 08/15/17	429,088
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/16	582,640

		35,496,538

North Carolina: 1.7%
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/15	327,684
250,000	North Carolina Eastern Municipal Power Agency, Series B (RB) 5.00%, 01/01/16	282,485
325,000	North Carolina State, Series A (GO) 5.00%, 03/01/15	359,681
300,000	North Carolina State, Series A (GO) 5.00%, 03/01/17	356,235
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	898,128
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	266,900
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	541,130

		3,032,243

Ohio: 1.6%
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 09/15/13	260,298
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM) 5.00%, 06/15/14	268,028
225,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	236,486
25,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	26,265
850,000	Ohio State Water Development Authority, Series A (RB) 3.38%, 07/01/15 (p)	880,285
1,000,000	State of Ohio (GO) 5.00%, 08/01/16	1,161,220

		2,832,582

Oregon: 0.2%
250,000	City of Portland, Series A (RB) (AGM) 5.00%, 06/15/16	289,528

Pennsylvania: 4.7%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 09/01/13	414,916
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	426,724
2,500,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/17	2,983,925
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/17	1,193,570
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/18	1,223,710
750,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 08/01/17 (c)	893,872
250,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 06/15/16	287,203
250,000	Pennsylvania Intergovernmental Cooperation Authority (ST) 5.00%, 06/15/14	268,365
500,000	Philadelphia Pennsylvania Gas Works, Seventh Series (RB) (AMBAC) 5.00%, 10/01/15	556,975

		8,249,260

Puerto Rico: 3.3%
475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB) 5.00%, 07/01/16	519,355
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC) 5.50%, 07/01/13	257,413
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/14	263,840
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	537,195
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	813,570

See Notes to Financial Statements

Principal Amount		Value

Puerto Rico: (continued)
$225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	$238,741
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	211,400
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	78,053
555,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/17	616,377
375,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/18	416,205
1,050,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	1,133,737
500,000	Puerto Rico Public Buildings Authority, Series N (RB) (COMWLTH GTD) 5.25%, 07/01/16	541,905
220,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 08/01/15	232,804

		5,860,595

South Carolina: 1.0%
1,000,000	Piedmont Municipal Power Agency, Series A (RB) 5.00%, 01/01/17	1,153,130
585,000	South Carolina State Public Service Authority (RB) (AMBAC) 5.00%, 01/01/17 (c)	684,696

		1,837,826

Tennessee: 0.3%
485,000	City of Memphis, Electric System Revenue (RB) 5.00%, 12/01/16	569,220

Texas: 5.6%
500,000	City of Dallas, Texas Refunding & Improvement, Series A (GO) 5.00%, 02/15/18	606,000
460,000	City of Houston, Texas, Series A (GO) 5.00%, 03/01/18	556,724
300,000	City of San Antonio Texas, Series D (RB) 5.00%, 02/01/17	352,683
505,000	Harris County Tall Road Authority, Series A (RB) (NATL) 5.00%, 08/15/16	584,583
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	292,538
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/14	264,840
450,000	Houston, Texas Public Improvement Refunding, Series A (GO) (NATL) 5.00%, 03/01/16	514,548
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	274,623
500,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/17	598,485
630,000	Lower Colorado River Authority (RB) 5.00%, 05/15/16	720,436
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	270,508
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	565,440
1,050,000	Texas Public Finance Authority, Series B (RB) 5.00%, 07/01/15 (c)	1,171,233
250,000	Texas State University System, Board of Regents (RB) 5.00%, 03/15/18	302,798
250,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/16 (c)	286,385
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 04/01/13	126,945
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/14	266,395
1,300,000	Texas Water Development Board, Series A (RB) 5.00%, 07/15/17	1,557,699
415,000	Texas Water Development Board, Sub-Series B (RB) 5.63%, 07/15/14	452,470

		9,765,333

Utah: 1.7%
750,000	Intermountain Power Agency, Subordinated Power Supply Revenue, Series A (RB) 5.00%, 07/01/14 (c)	804,667
1,000,000	State of Utah (GO) 5.00%, 07/01/17	1,199,160
825,000	Utah State Board of Regents, Series EE-2 (RB) 4.50%, 11/01/17	963,427

		2,967,254

Virginia: 1.6%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/14	533,155
250,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/15	277,568
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/01/13	131,395

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Virginia: (continued)
$500,000	Virginia College Building Authority, Public Higher Education Financing Program, Series A-1 (RB) 5.00%, 09/01/17	$596,785
1,105,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 03/15/15	1,220,461

		2,759,364

Washington: 2.0%
1,000,000	Energy Northwest, Project 1 Electric Revenue Refunding, Series A (RB) 5.00%, 07/01/17	1,194,590
500,000	State of Washington (GO) 5.00%, 01/01/17	587,225
525,000	State of Washington (GO) 5.00%, 07/01/17	625,564
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/15	559,280
500,000	Washington State, Various Purpose, Series B (GO) 5.00%, 07/01/17	595,775

		3,562,434

Wisconsin: 0.9%
1,500,000	City of Milwaukee, Wisconsin, Series N (GO) 5.00%, 02/01/15	1,650,435

Total Municipal Bonds (Cost: $167,933,589)		171,351,994

Number of Shares

MONEY MARKET FUND: 1.1% (Cost: $1,905,736)
1,905,736	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	1,905,736

Total Investments: 98.8% (Cost: $169,839,325)		173,257,730
Other assets less liabilities: 1.2%		2,183,958

NET ASSETS: 100.0%		$175,441,688

See Notes to Financial Statements

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.6%	$1,073,662
Development	2.2	3,872,112
Education	7.5	12,971,484
Facilities	5.4	9,330,417
General Obligation	42.8	74,214,292
Higher Education	6.3	10,857,423
Medical	4.4	7,622,279
Multifamily Housing	0.1	103,022
Pollution	0.7	1,141,140
Power	7.4	12,822,971
School District	5.5	9,583,842
Student Loan	0.6	963,427
Transportation	11.4	19,846,118
Utilities	0.3	535,706
Water	3.7	6,414,099
Money Market Fund	1.1	1,905,736

	100.0%	$173,257,730

The summary of inputs used to value the Fund’s investments as of October 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$171,351,994	$—	$171,351,994
Money Market Fund	1,905,736	—	—	1,905,736

Total	$1,905,736	$171,351,994	$—	$173,257,730

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2012 (unaudited)

	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF

Assets:
Investments, at value (1)	$14,713,456	$914,037,416	$634,700,453	$105,114,244
Cash	—	—	—	116,045
Receivables:
Due from Adviser	3,493	—	—	—
Dividends and interest	47,341	16,448,967	7,931,110	1,364,599
Prepaid expenses	2,662	—	—	—

Total assets	14,766,952	930,486,383	642,631,563	106,594,888

Liabilities:
Payables:
Due to Adviser	—	266,931	128,444	21,657
Investment securities purchased	—	5,862,043	898,700	—
Deferred Trustee fees	73	3,184	3,000	1,517
Accrued expenses	58,021	467	513	—

Total liabilities	58,094	6,132,625	1,030,657	23,174

NET ASSETS	$14,708,858	$924,353,758	$641,600,906	$106,571,714

Shares outstanding	500,000	28,000,000	27,100,000	5,250,000

Net asset value, redemption and offering price per share	$29.42	$33.01	$23.68	$20.30

Net assets consist of:
Aggregate paid in capital	$13,846,233	$853,635,095	$606,222,976	$99,903,957
Net unrealized appreciation	724,674	66,393,400	32,311,004	7,577,601
Undistributed net investment income	61,298	6,667,690	1,398,537	403,706
Accumulated net realized gain (loss)	76,653	(2,342,427)	1,668,389	(1,313,550)

	$14,708,858	$924,353,758	$641,600,906	$106,571,714

(1) Cost of Investments	$13,988,782	$847,644,016	$602,389,449	$97,536,643

See Notes to Financial Statements

Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

$35,135,021	$173,257,730
—	—

—	—
529,578	2,214,637
—	—

35,664,599	175,472,367

7,272	29,079
—	—
865	1,600
—	—

8,137	30,679

$35,656,462	$175,441,688

1,400,000	9,850,000

$25.47	$17.81

$34,610,796	$171,440,498
1,122,704	3,418,404
47,491	216,384
(124,529)	366,402

$35,656,462	$175,441,688

$34,012,317	$169,839,325

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2012 (unaudited)

	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF

Income:
Dividends	$287,571	$—	$—	$—
Interest	—	21,612,276	8,013,377	2,119,227

Total income	287,571	21,612,276	8,013,377	2,119,227

Expenses:
Management fees	20,029	1,316,401	661,208	118,317
Professional fees	15,320	—	—	—
Insurance	53	—	—	—
Trustees’ fees and expenses	359	—	—	—
Reports to shareholders	9,606	—	—	—
Indicative optimized portfolio value fee	5,714	—	—	—
Custodian fees	2,606	—	—	—
Registration fees	3,574	—	—	—
Transfer agent fees	1,291	—	—	—
Fund accounting fees	7,705	—	—	—
Interest	—	4,090	611	954
Other	180	—	—	—

Total expenses	66,437	1,320,491	661,819	119,271
Waiver of management fees	(20,029)	—	—	—
Expenses assumed by the Adviser	(26,369)	—	—	—

Net expenses	20,039	1,320,491	661,819	119,271

Net investment income	267,532	20,291,785	7,351,558	1,999,956

Net realized gain (loss) on:
Investments	—	1,463,490	33,004	51,899
In-kind redemptions	73,323	—	1,599,909	1,223,567

Net realized gain	73,323	1,463,490	1,632,913	1,275,466

Change in unrealized appreciation on:
Investments	419,132	27,344,548	8,584,068	1,780,110

Net Increase in Net Assets Resulting from Operations	$759,987	$49,099,823	$17,568,539	$5,055,532

See Notes to Financial Statements

Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

$—	$—
300,387	1,371,522

300,387	1,371,522

40,840	156,767
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	24
—	—

40,840	156,791
—	—
—	—

40,840	156,791

259,547	1,214,731

47,095	(54,377)
18,508	312,494

65,603	258,117

88,418	317,206

$413,568	$1,790,054

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Municipal Income ETF		High-Yield Municipal Index ETF

	For the Six Months Ended October 31, 2012	For the Period July 12, 2011* through April 30, 2012	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012

	(unaudited)		(unaudited)
Operations:
Net investment income	$267,532	$250,792	$20,291,785	$19,752,130
Net realized gain (loss)	73,323	142,694	1,463,490	(2,915,767)
Change in net unrealized appreciation	419,132	305,542	27,344,548	39,416,073

Net increase in net assets resulting from operations	759,987	699,028	49,099,823	56,252,436

Dividends and Distributions to shareholders:
Dividends from net investment income	(242,160)	(214,855)	(18,228,800)	(17,702,540)
Distributions from net realized capital gains	—	(2,625)	—	—

Total Dividends and Distributions	(242,160)	(217,480)	(18,228,800)	(17,702,540)

Share transactions:**
Proceeds from sale of shares	8,764,918	11,914,552	327,473,762	329,200,111
Cost of shares redeemed	(2,903,032)	(4,066,955)	—	(11,791,733)

Increase (decrease) in net assets resulting from share transactions	5,861,886	7,847,597	327,473,762	317,408,378

Total increase (decrease) in net assets	6,379,713	8,329,145	358,344,785	355,958,274
Net Assets, beginning of period	8,329,145	—	566,008,973	210,050,699

Net Assets, end of period†	$14,708,858	$8,329,145	$924,353,758	$566,008,973

† Including undistributed net investment income	$61,298	$35,926	$6,667,690	$4,604,705

** Shares of Common Stock Issued (no par value)
Shares sold	300,000	450,000	10,100,000	10,900,000
Shares redeemed	(100,000)	(150,000)	—	(400,000)

Net increase (decrease)	200,000	300,000	10,100,000	10,500,000

* Commencement of operations

See Notes to Financial Statements

Intermediate Municipal Index ETF		Long Municipal Index ETF		Pre-Refunded Municipal Index ETF

For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012

(unaudited)		(unaudited)		(unaudited)

$7,351,558	$10,152,215	$1,999,956	$2,879,933	$259,547	$470,194
1,632,913	1,037,298	1,275,466	359,674	65,603	70,101
8,584,068	22,765,554	1,780,110	6,998,765	88,418	406,572

17,568,539	33,955,067	5,055,532	10,238,372	413,568	946,867

(7,034,450)	(9,712,000)	(1,892,875)	(2,821,325)	(254,240)	(467,040)
—	—	—	—	—	—

(7,034,450)	(9,712,000)	(1,892,875)	(2,821,325)	(254,240)	(467,040)

192,335,231	215,137,215	35,900,519	24,632,804	5,072,624	—
(21,019,458)	—	(14,030,084)	(5,520,544)	(2,532,052)	(2,542,598)

171,315,773	215,137,215	21,870,435	19,112,260	2,540,572	(2,542,598)

181,849,862	239,380,282	25,033,092	26,529,307	2,699,900	(2,062,771)
459,751,044	220,370,762	81,538,622	55,009,315	32,956,562	35,019,333

$641,600,906	$459,751,044	$106,571,714	$81,538,622	$35,656,462	$32,956,562

$1,398,537	$1,081,429	$403,706	$296,625	$47,491	$42,184

8,200,000	9,500,000	1,800,000	1,300,000	200,000	—
(900,000)	—	(700,000)	(300,000)	(100,000)	(100,000)

7,300,000	9,500,000	1,100,000	1,000,000	100,000	(100,000)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Short Municipal Index ETF

	For the Six Months Ended October 31, 2012	For the Year Ended April 30, 2012

	(unaudited)
Operations:
Net investment income	$1,214,731	$2,059,493
Net realized gain	258,117	293,885
Change in net unrealized appreciation	317,206	1,993,559

Net increase in net assets resulting from operations	1,790,054	4,346,937

Dividends and Distributions to shareholders:
Dividends from net investment income	(1,192,830)	(2,028,885)
Distributions from net realized capital gains	—	(1,270)

Total Dividends and Distributions	(1,192,830)	(2,030,155)

Share transactions:**
Proceeds from sale of shares	55,105,374	49,317,058
Cost of shares redeemed	(16,002,707)	(10,460,315)

Increase in net assets resulting from share transactions	39,102,667	38,856,743

Total increase in net assets	39,699,891	41,173,525
Net Assets, beginning of period	135,741,797	94,568,272

Net Assets, end of period†	$175,441,688	$135,741,797

† Including undistributed net investment income	$216,384	$194,483

** Shares of Common Stock Issued (no par value)
Shares sold	3,100,000	2,800,000
Shares redeemed	(900,000)	(600,000)

Net increase	2,200,000	2,200,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	CEF MUNICIPAL INCOME ETF

	For the Six Months Ended October 31, 2012		For the Period July 12, 2011 (a) through April 30, 2012

	(unaudited)
Net asset value, beginning of period	$27.76		$25.00

Income from investment operations:
Net investment income	0.75		1.24
Net realized and unrealized gain on investments	1.66		2.66

Total from investment operations	2.41		3.90

Less:
Dividends from net investment income	(0.75)		(1.12)
Distributions from net realized gains	—		(0.02)

Total Dividends and Distributions	(0.75)		(1.14)

Net asset value, end of period	$29.42		$27.76

Total return (b)	8.77	%(c)	15.84	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,709		$8,329
Ratio of gross expenses to average net assets	1.32	%(d)	2.36	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40	%(d)
Ratio of net investment income to average net assets	5.32	%(d)	6.04	%(d)
Portfolio turnover rate	0	%(c)	3	%(c)

	HIGH-YIELD MUNICIPAL INDEX ETF

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period February 4, 2009 (a) through April 30, 2009

	(unaudited)
Net asset value, beginning of period	$31.62		$28.39	$30.62	$26.22	$25.46

Income from investment operations:
Net investment income	0.80		1.60	1.75	2.08	0.54
Net realized and unrealized gain (loss) on investments	1.41		3.32	(1.97)	4.17	0.55

Total from investment operations	2.21		4.92	(0.22)	6.25	1.09

Less:
Dividends from net investment income	(0.82)		(1.69)	(1.79)	(1.85)	(0.33)
Distributions from net realized gains	—		—	(0.22)	—	—

Total Dividends and Distributions	(0.82)		(1.69)	(2.01)	(1.85)	(0.33)

Net asset value, end of period	$33.01		$31.62	$28.39	$30.62	$26.22

Total return (b)	7.07	%(c)	17.90%	(0.81)%	24.47%	4.32	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$924,354		$566,009	$210,051	$159,210	$78,651
Ratio of gross expenses to average net assets	0.35	%(d)	0.35%	0.44%	0.65%	0.71	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35%	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	5.38	%(d)	6.04%	6.27%	7.45%	9.11	%(d)
Portfolio turnover rate	6	%(c)	18%	42%	19%	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	INTERMEDIATE MUNICIPAL INDEX ETF (f)

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010		For the Year Ended April 30, 2009	For the Period December 4, 2007 (a) through April 30, 2008

	(unaudited)
Net asset value, beginning of period	$23.22		$21.40	$21.51	$20.77		$20.63	$20.80

Income from investment operations:
Net investment income	0.31		0.71	0.74	0.75		0.76	0.29
Net realized and unrealized gain (loss) on investments	0.46		1.82	(0.08)	0.75		0.10	(0.20)

Total from investment operations	0.77		2.53	0.66	1.50		0.86	0.09

Less:
Dividends from net investment income	(0.31)		(0.71)	(0.74)	(0.76)		(0.72)	(0.26)
Distributions from net realized gains	—		—	(0.03)	(—	)(e)	—	—

Total Dividends and Distributions	(0.31)		(0.71)	(0.77)	(0.76)		(0.72)	(0.26)

Net asset value, end of period	$23.68		$23.22	$21.40	$21.51		$20.77	$20.63

Total return (b)	3.34	%(c)	12.02%	3.11%	7.35%		4.32%	0.43	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$641,601		$459,751	$220,371	$159,179		$51,916	$15,473
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.29%	0.45%		0.70%	1.60	%(d)
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.23%		0.20%	0.20	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.23%		0.20%	0.20	%(d)
Ratio of net investment income to average net assets	2.66	%(d)	3.19%	3.50%	3.73%		3.97%	3.53	%(d)
Portfolio turnover rate	0	%(c)	7%	19%	22%		11%	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share
(f)	On October 24, 2008, the Fund effected a share split as described in the Notes to the Financial Statements. Per share data prior to this date has been adjusted to give effect to the share split.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	LONG MUNICIPAL INDEX ETF (e)

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period January 2, 2008 (a) through April 30, 2008

	(unaudited)
Net asset value, beginning of period	$19.65		$17.46	$18.49	$17.28	$19.31	$20.00

Income from investment operations:
Net investment income	0.40		0.83	0.83	0.83	0.86	0.24
Net realized and unrealized gain (loss) on investments	0.64		2.19	(1.03)	1.23	(2.07)	(0.72)

Total from investment operations	1.04		3.02	(0.20)	2.06	(1.21)	(0.48)

Less:
Dividends from net investment income	(0.39)		(0.83)	(0.83)	(0.85)	(0.82)	(0.21)

Net asset value, end of period	$20.30		$19.65	$17.46	$18.49	$17.28	$19.31

Total return (b)	5.37	%(c)	17.67%	(1.10)%	12.20%	(6.24)%	(2.42	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$106,572		$81,539	$55,009	$52,711	$30,247	$24,142
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.38%	0.64%	0.78%	1.47	%(d)
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.25%	0.24%	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	4.05	%(d)	4.46%	4.60%	4.78%	5.15%	4.48	%(d)
Portfolio turnover rate	4	%(c)	22%	27%	20%	44%	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
(e)	On October 24, 2008, the Fund effected a share split as described in the Notes to the Financial Statements. Per share data prior to this date has been adjusted to give effect to the share split.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	PRE-REFUNDED MUNICIPAL INDEX ETF

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period February 2 2009 (a) through April 30, 2009

	(unaudited)
Net asset value, beginning of period	$25.35		$25.01	$24.98	$24.73	$24.76

Income from investment operations:
Net investment income	0.19		0.34	0.34	0.35	0.06
Net realized and unrealized gain (loss) on investments	0.12		0.34	0.10	0.24	(0.05)

Total from investment operations	0.31		0.68	0.44	0.59	0.01

Less:
Dividends from net investment income	(0.19)		(0.34)	(0.35)	(0.34)	(0.04)
Distributions from net realized gains	—		—	(0.06)	—	—

Total Dividends and Distributions	(0.19)		(0.34)	(0.41)	(0.34)	(0.04)

Net asset value, end of period	$25.47		$25.35	$25.01	$24.98	$24.73

Total return (b)	1.24	%(c)	2.74%	1.74%	2.38%	0.06	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$35,656		$32,957	$35,019	$39,965	$19,785
Ratio of gross expenses to average net assets	0.24	%(d)	0.24%	0.38%	0.67%	1.26	%(d)
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	1.52	%(d)	1.36%	1.36%	1.44%	1.29	%(d)
Portfolio turnover rate	9	%(c)	40%	28%	8%	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	SHORT MUNICIPAL INDEX ETF (e)

	For the Six Months Ended October 31, 2012		For the Year Ended April 30, 2012	For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period February 22, 2008 (a) through April 30, 2008

	(unaudited)
Net asset value, beginning of period	$17.74		$17.35	$17.32	$16.93	$16.47	$16.53

Income from investment operations:
Net investment income	0.14		0.32	0.36	0.39	0.43	0.08
Net realized and unrealized gain (loss) on investments	0.07		0.40	0.09	0.39	0.46	(0.07)

Total from investment operations	0.21		0.72	0.45	0.78	0.89	0.01

Less:
Dividends from net investment income	(0.14)		(0.33)	(0.36)	(0.39)	(0.43)	(0.07)
Distributions from net realized gains	—		— (f)	(0.06)	—	—	—

Total Dividends and Distributions	(0.14)		(0.33)	(0.42)	(0.39)	(0.43)	(0.07)

Net asset value, end of period	$17.81		$17.74	$17.35	$17.32	$16.93	$16.47

Total return (b)	1.18	%(c)	4.16%	2.59%	4.64%	5.50%	0.07	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$175,442		$135,742	$94,568	$89,222	$24,543	$4,942
Ratio of gross expenses to average net assets	0.20	%(d)	0.20%	0.29%	0.55%	1.11%	5.85	%(d)
Ratio of net expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.16%	0.16	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.20	%(d)	0.20%	0.20%	0.19%	0.16%	0.16	%(d)
Ratio of net investment income to average net assets	1.55	%(d)	1.85%	2.04%	2.31%	2.88%	2.70	%(d)
Portfolio turnover rate	10	%(c)	23%	35%	43%	20%	55	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
(e)	On October 24, 2008, the Fund effected a share split as described in the Notes to the Financial Statements. Per share data prior to this date has been adjusted to give effect to the share split.
(f)	Amount represents $0.005 per share

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
October 31, 2012 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2012, offers fifty investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in these Funds will be based upon several factors, including asset size of the Fund. The Adviser generally expects these Funds to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Barclays Capital Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays Capital AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays Capital AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Capital Municipal Pre-Refunded-Treasury-Escrowed Index
Short	February 22, 2008	Barclays Capital AMT-Free Short Continuous Municipal Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Closed-end publicly listed fund investments are valued at the official market closing price. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

F.

Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds had no derivative instruments outstanding during the period ended October 31, 2012.

G.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The High Yield, Intermediate, Long, Pre-Refunded and Short Funds utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Advisory Agreement, interest expenses, offering costs, trading expenses, taxes and extraordinary expenses. For CEF Municipal, the Adviser voluntarily waived its fees and assumed certain fund expenses during this period to limit total annual operating expenses to the expense caps listed below.

The current management fee/unitary management fee and the expense cap and the amounts waived/assumed by the Adviser for the period ended October 31, 2012 are as follows:

Fund	Expense Cap	Management Fee	Waiver of Management Fees	Expenses Assumed by the Adviser

CEF Municipal *	0.40%	0.40%	$20,029	$26,369

Fund	Unitary Management Fee

High-Yield	0.35%
Intermediate	0.24
Long	0.24
Pre-Refunded	0.24
Short	0.20

*

The Adviser has agreed, at least until September 1, 2013, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2012, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

CEF Municipal	$—	$—
High-Yield	367,478,145	46,472,950
Intermediate	173,262,877	1,715,255
Long	23,781,612	3,585,358
Pre-Refunded	5,512,728	3,094,557
Short	54,437,094	15,727,290

Note 5–Income Taxes–As of October 31, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

CEF Municipal	$13,988,879	$725,847	$(1,270)	$724,577
High-Yield	843,721,951	73,018,760	(2,703,295)	70,315,465
Intermediate	602,343,301	32,518,598	(161,446)	32,357,152
Long	97,511,147	7,618,827	(15,730)	7,603,097
Pre-Refunded	34,012,273	1,125,772	(3,024)	1,122,748
Short	169,825,174	3,463,949	(31,393)	3,432,556

The tax character of dividends paid to shareholders during the year ended April 30, 2012 was as follows:

	Tax-Exempt	Ordinary Income

Fund	April 30, 2012	April 30, 2012

CEF Municipal	$213,566	$3,914
High-Yield	17,486,728	215,812
Intermediate	9,711,970	30
Long	2,807,385	13,940
Pre-Refunded	467,040	—
Short	2,028,885	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

On December 22, 2010 the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At April 30, 2012, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-No Expiration Short-Term Capital Losses	Amount Expiring in the Year Ended April 30,

Fund		2019	2018	2017

High-Yield	$650,727	$—	$—	$—
Long	352,011	78,825	1,554,202	603,978
Pre-Refunded	144,178	—	—	—

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended 2009 - 2011), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2012, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of October 31, 2012, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, except for CEF Municipal, which has Creation Units consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2012, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

CEF Municipal	$6,397,565	$523,843
High-Yield	2,000,000	—
Intermediate	20,561,589	21,191,047
Long	13,873,385	13,603,905
Pre-Refunded	2,544,240	2,518,290
Short	17,547,344	17,297,248

Note 7—Concentration and Other Risks—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds (except CEF Municipal) use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

High-Yield invests in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds are included in “Management fees”. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Share Split—On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Intermediate, Long and Short. The share splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate split its shares five-for-one, Long split its shares five-for-one and Short split its shares three-for-one.

Note 10—Bank Line of Credit—Certain Funds may participate in a $130 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2012, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate

High-Yield	43	$1,669,442	1.90%
Intermediate	9	1,230,221	1.91
Long	17	1,067,353	1.89
Short	1	449,000	1.90

As of October 31, 2012, the Funds had no outstanding loan balances.

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2012, there were no offsets of custodian fees.

Note 12—Recent Accounting Pronouncements—The Funds have adopted Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 requires reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new disclosures have been implemented for annual and interim periods beginning after December 15, 2011 and can be found in Note 2 to the financial statements and the Schedule of Investments, if applicable.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either: (1) offset in according with GAAP, or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The new guidance is effective for periods beginning on or after January 1, 2013. Management is currently evaluating the implications of this change and its impact on the Funds’ financial statements.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 13–Subsequent Events–The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2012:

Fund	Ex-Date	Record Date	Payable Date	Per Share

CEF Municipal	11/1/12	11/5/12	11/7/12	$0.1208
High-Yield	11/1/12	11/5/12	11/7/12	$0.1360
Intermediate	11/1/12	11/5/12	11/7/12	$0.0506
Long	11/1/12	11/5/12	11/7/12	$0.0640
Pre-Refunded	11/1/12	11/5/12	11/7/12	$0.0328
Short	11/1/12	11/5/12	11/7/12	$0.0210

CEF Municipal	12/3/12	12/5/12	12/7/12	$0.1290
High-Yield	12/3/12	12/5/12	12/7/12	$0.1245
Intermediate	12/3/12	12/5/12	12/7/12	$0.0475
Long	12/3/12	12/5/12	12/7/12	$0.0583
Pre-Refunded	12/3/12	12/5/12	12/7/12	$0.0314
Short	12/3/12	12/5/12	12/7/12	$0.0205

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on June 7, 2012 (the “Meeting”), the Board, including all of the Independent Trustees, approved an investment management agreement between the Trust and the Adviser (the “Investment Management Agreement”) with respect to the Market Vectors Short High-Yield Municipal Bond ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on information obtained through discussions with management of the Funds and the Adviser at the Meeting, information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of the Fund from exceeding agreed upon limits for a period of at least one year following the effective date of the Fund’s registration statement. The Trustees also considered information with respect to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund, including any it may receive from providing administrative services to the Fund and from an affiliate of the Adviser serving as distributor to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Fund had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to the Funds, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that the Investment Management Agreement is in the interest of the Fund and the Fund’s shareholders.

* * *

At a meeting held on June 7, 2012 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreements between the Trust and the Adviser (the “Municipal Investment Management Agreements”) with respect to the Market Vectors California Long Municipal Index ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF and Short Municipal Index ETF (the “Municipal Funds”) and the continuation of the investment management agreement between the Trust and the Adviser (the “CEF Investment Management Agreement”) with respect to Market Vectors CEF Municipal Income ETF (the “CEF Muni Fund” and together with the Municipal Funds,

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(unaudited) (continued)

the “Funds”). The Municipal Investment Management Agreements and the CEF Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2012. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and (where applicable) the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a different group of issuers than some or all of the other funds in a Fund’s designated peer group. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with management of the Funds and the Adviser at the Renewal Meeting and the May 8, 2012 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the CEF Muni Fund, the Adviser’s commitment to waive certain fees and/or pay expenses of the CEF Muni Fund to the extent necessary to prevent the operating expenses of the CEF Muni Fund from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its benchmark index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other exchange-traded funds (“ETFs”). In reviewing the information, the Trustees considered the Adviser’s analysis of any tracking error between each Operating Fund and its relevant benchmark index and concluded that each Operating Fund’s tracking error was within an acceptable range. The Trustees noted that the information provided showed that all of the Operating Funds, except CEF Muni Fund and Pre-Refunded Municipal Index ETF, had a total expense ratio (after the effect of any applicable expense limitation) below the average and the median of its peer group of funds. The Trustees also noted that the information provided showed that the CEF Muni Fund had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and the median of its peer group of funds and that the Pre-Refunded Municipal Index ETF had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and at the median of its peer group of funds. The Trustees concluded, however, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness due to the lack of a large number of directly comparable ETFs.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability to the Adviser of Market Vectors California Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF and Pennsylvania Municipal Index ETF because none of those Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2012 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation 335 Madison Avenue New York, NY 10017 vaneck.com
Account Assistance:
1.888.MKT.VCTR

MUNISAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market
     Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins,
                             Treasurer & Chief Financial Officer
                         ---------------------------------------
Date January 8, 2013
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 8, 2013
     ---------------

By (Signature and Title)  /s/ John J. Crimmins,
         Treasurer & Chief Financial Officer
                        -----------------------------------------

Date January 8, 2013
     ---------------